UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2006
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2006





TO OUR SHAREHOLDERS,

      Small cap stocks continued to outperform their large cap counterparts across most if not all market sectors and styles. For the six month period ended March 31, 2006, the Russell 2000 Index gained 15.23%, outperforming the 6.38% rise in both the Standard & Poor's 500 Index and the Dow Jones Industrial Average. The Gabelli Small Cap Growth Fund gained 11.49% during the trailing six month period.




COMPARATIVE RESULTS

--------------------------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2006 (A)(B)
                           ----------------------------------------------------
                                                                                                            Since
                                                                                                          Inception
                                              Quarter      1 Year      3 Year       5 Year     10 Year   (10/22/91)
                                              ---------------------------------------------------------------------
  GABELLI SMALL CAP GROWTH FUND CLASS AAA ....10.23%       19.00%      27.21%       14.44%      13.47%     15.76%
  Russell 2000 Index .........................13.94        25.85       29.53        12.59       10.15      12.05
  Value Line Composite Index ................. 9.31        20.72       28.86        13.53       13.26      13.99

  Class A ....................................10.23        18.99       27.23        14.45       13.47      15.78
                                               3.89(c)     12.15(c)    24.74(c)     13.10(c)    12.80(c)   15.30(c)

  Class B ....................................10.04        18.11       26.52        14.07       13.28      15.64
                                               5.04(d)     13.11(d)    25.89(d)     13.83(d)    13.28(d)   15.64(d)

  Class C ....................................10.04        18.08       26.51        14.06       13.28      15.64
                                               9.04(d)     17.08(d)    26.51(d)     14.06(d)    13.28(d)   15.64(d)

(a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from
October 1, 2005 through March 31, 2006                             EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2006.

                    Beginning        Ending      Annualized     Expenses
                  Account Value  Account Value    Expense     Paid During
                    10/01/05        03/31/06       Ratio         Period*
--------------------------------------------------------------------------------
THE GABELLI SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,114.90       1.42%         $ 7.49
Class A            $1,000.00       $1,114.90       1.42%         $ 7.49
Class B            $1,000.00       $1,110.90       2.17%         $11.42
Class C            $1,000.00       $1,110.50       2.17%         $11.42

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,017.85       1.42%         $ 7.14
Class A            $1,000.00       $1,017.85       1.42%         $ 7.14
Class B            $1,000.00       $1,014.11       2.17%         $10.90
Class C            $1,000.00       $1,014.11       2.17%         $10.90

*Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2006:

THE GABELLI SMALL CAP GROWTH FUND

Equipment and Supplies ......................... 14.1%
Diversified Industrial .........................  8.4%
Health Care ....................................  8.2%
Energy and Utilities ...........................  6.4%
U.S. Government Obligations ....................  5.9%
Hotels and Gaming ..............................  5.1%
Specialty Chemicals ............................  4.5%
Aviation: Parts and Services ...................  3.9%
Food and Beverage ..............................  3.9%
Financial Services .............................  3.3%
Automotive: Parts and Accessories ..............  3.2%
Business Services ..............................  3.1%
Publishing .....................................  3.0%
Consumer Products ..............................  2.7%
Communications Equipment .......................  2.3%
Retail .........................................  2.2%
Manufactured Housing and
  Recreational Vehicles ........................  2.2%
Cable ..........................................  1.9%
Entertainment ..................................  1.8%
Broadcasting ...................................  1.6%
Electronics ....................................  1.4%
Telecommunications .............................  1.3%
Environmental Services .........................  1.3%
Real Estate ....................................  1.1%
Computer Software and Services .................  1.1%
Consumer Services ..............................  1.1%
Wireless Communications ........................  1.1%
Transportation .................................  0.9%
Closed-End Funds ...............................  0.8%
Metals and Mining ..............................  0.6%
Automotive .....................................  0.3%
Satellite ......................................  0.2%
Paper and Forest Products ......................  0.2%
Aerospace ......................................  0.2%
Building and Construction ......................  0.2%
Home Furnishings ...............................  0.1%
Educational Services ...........................  0.1%
Agriculture ....................................  0.0%
Other Assets and Liabilities (Net) .............  0.3%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS -- 93.2%
              AEROSPACE -- 0.2%
      65,000  Herley Industries Inc.+ ...........$  1,254,421   $  1,357,200
                                                 ------------   ------------
              AGRICULTURE -- 0.0%
       1,200  Cadiz Inc.+ .......................       4,500         20,952
      10,000  Mosaic Co.+ .......................     131,264        143,500
                                                 ------------   ------------
                                                      135,764        164,452
                                                 ------------   ------------
              AUTOMOTIVE -- 0.3%
      90,000  Adesa Inc. ........................   1,655,735      2,406,600
       6,000  Oshkosh Truck Corp. ...............      89,796        373,440
                                                 ------------   ------------
                                                    1,745,531      2,780,040
                                                 ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.2%
       3,816  Aftermarket Technology Corp.+ .....      47,013         86,280
      80,000  BorgWarner Inc. ...................   1,711,945      4,803,200
     200,000  Dana Corp. ........................     967,925        302,000
     200,000  Earl Scheib Inc.+ .................   1,331,353        730,000
      40,000  Federal-Mogul Corp.+ ..............      79,500         12,800
     206,000  Midas Inc.+ .......................   2,658,592      4,505,220
     195,000  Modine Manufacturing Co. ..........   4,699,190      5,752,500
       7,875  Monro Muffler Brake Inc. ..........      52,860        292,477
     120,000  Pep Boys - Manny, Moe & Jack ......   1,628,358      1,813,200
     199,693  Proliance International Inc.+ .....   1,482,212      1,090,324
       2,000  Puradyn Filter Technologies Inc.+ .       2,750          2,800
      33,500  Spartan Motors Inc. ...............     365,562        385,250
     170,000  Standard Motor Products Inc. ......   2,539,350      1,509,600
      27,000  Strattec Security Corp.+ ..........   1,058,830      1,006,830
       7,000  Superior Industries
               International Inc. ...............     186,596        135,520
      90,000  Tenneco Inc.+ .....................     188,100      1,952,100
      28,000  Thor Industries Inc. ..............     259,454      1,494,080
                                                 ------------   ------------
                                                   19,259,590     25,874,181
                                                 ------------   ------------
              AVIATION: PARTS AND SERVICES -- 3.9%
      25,000  AAR Corp.+ ........................     302,990        712,000
      10,000  Astronics Corp.+ ..................      48,990        134,900
      73,000  Aviall Inc.+ ......................     522,008      2,779,840
       7,000  Barnes Group Inc. .................     119,437        283,500
      61,200  Curtiss-Wright Corp. ..............   1,497,271      4,051,440
       7,500  Ducommun Inc.+ ....................      80,125        166,500
      20,000  EDO Corp. .........................     441,767        617,000
      30,000  Embraer-Empresa Brasileira
               de Aeronautica SA, ADR ...........     508,773      1,105,500
     240,000  Fairchild Corp., Cl. A+ ...........   1,311,458        624,000
      24,000  Gamesa Corporacion
               Tecnologica SA ...................     146,892        461,572
     240,000  GenCorp Inc.+ .....................   2,275,688      4,932,000
     450,000  Kaman Corp. .......................   7,139,210     11,322,000
      95,000  Moog Inc., Cl. A+ .................     609,477      3,371,550
      24,000  Woodward Governor Co. .............     347,309        798,000
                                                 ------------   ------------
                                                   15,351,395     31,359,802
                                                 ------------   ------------

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              BROADCASTING -- 1.4%
     120,000  Acme Communications Inc.+ .........$    919,240   $    496,800
      25,000  Beasley Broadcast Group
               Inc., Cl. A ......................     284,341        303,250
       2,000  Cogeco Inc. .......................      39,014         48,208
     260,000  Crown Media Holdings Inc.,
               Cl. A+ ...........................   1,892,272      1,648,400
       3,333  CTN Media Group Inc.+ (b) .........      16,800              3
       2,000  Global Traffic Network Inc.+ ......      11,904         11,960
     300,000  Granite Broadcasting Corp.+ .......     449,578         36,000
     390,000  Gray Television Inc. ..............   3,539,564      3,276,000
      38,300  Gray Television Inc., Cl. A .......     489,977        308,698
      48,000  Hearst-Argyle Television Inc. .....     425,523      1,121,280
      22,000  Nexstar Broadcasting Group
               Inc., Cl. A+ .....................     209,552        114,400
     142,550  Paxson Communications Corp.+ ......     513,405        133,997
      96,650  Salem Communications Corp.,
               Cl. A+ ...........................   1,449,253      1,450,717
     200,000  Sinclair Broadcast Group Inc.,
               Cl. A ............................   2,156,325      1,630,000
      57,000  Spanish Broadcasting System Inc.,
               Cl. A+ ...........................     508,514        315,210
     185,000  Young Broadcasting Inc., Cl. A+ ...   2,107,038        629,000
                                                 ------------   ------------
                                                   15,012,300     11,523,923
                                                 ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.2%
      16,500  Florida Rock Industries Inc. ......      96,939        927,630
      25,000  Huttig Building Products Inc.+ ....      90,165        232,750
       1,000  Universal Forest Products Inc. ....      12,125         63,490
                                                 ------------   ------------
                                                      199,229      1,223,870
                                                 ------------   ------------
              BUSINESS SERVICES -- 2.7%
       5,000  Acco Brands Corp.+ ................     123,890        111,000
     220,000  AMICAS Inc.+ ......................     981,583      1,038,400
       6,000  BB Holdings Ltd. ..................      23,159         27,600
       5,000  BrandPartners Group Inc.+ .........       4,850          2,150
     610,400  Career Blazers Inc.+ (b) ..........     236,019        107,125
       2,400  Carlisle Group Ltd.+ ..............       3,630          4,754
       1,000  CheckFree Corp.+ ..................       9,040         50,500
     256,000  Edgewater Technology Inc.+ ........   1,098,274      1,674,240
      33,300  GP Strategies Corp.+ ..............     113,057        235,764
      22,589  GSE Systems Inc.+ .................      31,625         39,531
      80,000  Industrial Distribution
               Group Inc.+ ......................     224,062        676,000
      60,000  Interactive Data Corp. ............     534,171      1,410,000
     130,000  Intermec Inc.+ ....................   2,457,802      3,966,300
      13,000  Landauer Inc. .....................     234,859        652,860
       4,000  MDC Partners Inc., Cl. A+ .........      12,360         34,120
     166,000  Nashua Corp.+ .....................   1,597,567      1,411,000
         375  OneSource Services Inc.+ ..........       3,461          5,049
     100,000  Paxar Corp.+ ......................   1,199,175      1,957,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
      20,000  R. H. Donnelley Corp.+ ............$    269,035   $  1,164,600
      80,000  Sohgo Security Services
               Co. Ltd. .........................   1,016,197      1,282,583
      25,000  Stamps.com Inc.+ ..................     137,340        881,500
       4,000  StarTek Inc. ......................      62,677         94,240
      80,000  The Brink's Co. ...................   1,986,050      4,060,800
     100,500  Trans-Lux Corp. (a) ...............     823,961        657,270
                                                 ------------   ------------
                                                   13,183,844     21,544,386
                                                 ------------   ------------
              CABLE -- 1.9%
     230,000  Adelphia Communications
               Corp., Cl. A+ ....................      29,650         10,120
     510,000  Cablevision Systems Corp.,
               Cl. A+ ...........................   3,013,883     13,617,000
       9,329  Liberty Global Inc., Cl. A+ .......     249,972        190,964
       9,329  Liberty Global Inc., Cl. C+ .......     240,169        184,248
     105,000  Lin TV Corp., Cl. A+ ..............   1,976,678        945,000
       4,000  Outdoor Channel Holdings Inc.+ ....      44,765         40,760
                                                 ------------   ------------
                                                    5,555,117     14,988,092
                                                 ------------   ------------
              CLOSED-END FUNDS -- 0.8%
      87,158  Central Europe and
               Russia Fund Inc. .................   2,011,890      4,238,494
      36,700  European Equity Fund Inc. .........     386,832        376,542
      50,000  MVC Capital Inc. ..................     461,995        610,000
      54,000  New Germany Fund Inc. .............     635,491        699,300
      11,000  Spain Fund Inc. ...................     103,029        140,800
                                                 ------------   ------------
                                                    3,599,237      6,065,136
                                                 ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 2.3%
      65,000  Andrew Corp.+ .....................     265,246        798,200
     150,000  Communications Systems Inc. .......   1,040,821      1,582,500
     260,900  Sycamore Networks Inc.+ ...........     778,040      1,226,230
     290,000  Thomas & Betts Corp.+ .............   5,352,259     14,900,200
                                                 ------------   ------------
                                                    7,436,366     18,507,130
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.1%
         276  Adobe Systems Inc.+ ...............       2,371          9,638
      73,000  Borland Software Corp.+ ...........     612,810        394,200
      90,000  FalconStor Software Inc.+ .........     636,867        850,500
      22,990  Global Sources Ltd.+ ..............     306,293        255,189
      50,000  Jupitermedia Corp.+ ...............     435,800        899,000
      20,187  MKS Instruments Inc.+ .............     367,981        472,981
       3,000  NAVTEQ Corp.+ .....................     115,450        151,950
     114,400  Net Perceptions Inc.+ .............      71,277         68,640
     160,000  OpenTV Corp., Cl. A+ ..............     860,410        470,400
       8,000  Phoenix Technologies Ltd.+ ........      55,158         54,240
     800,000  StorageNetworks Inc. Escrow+ (b) ..           0         24,000

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
     360,000  Tyler Technologies Inc.+ ..........$  1,411,950   $  3,960,000
     288,600  Xanser Corp.+ .....................   1,053,858      1,278,498
                                                 ------------   ------------
                                                    5,930,225      8,889,236
                                                 ------------   ------------
              CONSUMER PRODUCTS -- 2.7%
      27,000  Adams Golf Inc.+ ..................      71,200         42,120
       5,250  Alberto-Culver Co. ................     169,298        232,208
      16,000  Ashworth Inc.+ ....................      69,906        158,880
      33,500  Chofu Seisakusho Co. Ltd. .........     484,644        796,941
      37,500  Church & Dwight Co. Inc. ..........     354,732      1,384,500
      35,000  Coachmen Industries Inc. ..........     436,787        398,300
       6,000  Elizabeth Arden Inc.+ .............      82,125        139,920
       4,000  Genlyte Group Inc.+ ...............       8,580        272,560
       2,000  Harley-Davidson Inc. ..............       4,712        103,760
     200,000  Hartmarx Corp.+ ...................   1,011,455      1,782,000
      80,000  Jacuzzi Brands Inc.+ ..............     534,949        786,400
     100,000  Lenox Group Inc.+ .................   1,188,025      1,310,000
       5,000  Levcor International Inc.+ ........       7,650          4,875
       4,000  Madden (Steven) Ltd. ..............      30,540        142,000
     292,000  Marine Products Corp. .............     194,337      3,209,080
      50,700  National Presto Industries Inc. ...   1,753,578      2,492,919
      99,513  Revlon Inc., Cl. A+ ...............     338,053        314,461
     699,100  Schiff Nutrition .
                International Inc.+ .............   1,873,361      4,180,618
       4,000  Scotts Miracle-Gro Co., Cl. A .....      45,880        183,040
       4,000  Spectrum Brands Inc.+ .............      46,000         86,880
      14,000  Stewart Enterprises Inc., Cl. A ...      65,467         79,940
      87,425  Syratech Corp.+ ...................      17,426          4,371
      30,000  Water Pik Technologies Inc.+ ......     724,649        831,300
      17,000  WD-40 Co. .........................     470,278        524,450
     112,000  Wolverine World Wide Inc. .........   1,072,631      2,478,560
                                                 ------------   ------------
                                                   11,056,263     21,940,083
                                                 ------------   ------------
              CONSUMER SERVICES -- 1.1%
      30,500  Bowlin Travel Centers Inc.+ .......      23,611         48,800
      20,000  Central Parking Corp. .............     305,761        320,000
       2,500  Collectors Universe Inc.+ .........       8,720         34,975
      12,000  eLong Inc., ADR+ ..................     140,711        146,520
      15,000  Expedia Inc.+ .....................     148,714        304,050
      47,500  IAC/InterActiveCorp+ ..............     558,573      1,399,825
      16,000  Martha Stewart Living
                Omnimedia Inc., Cl. A+ ..........     167,206        269,760
      20,000  Response USA Inc.+ ................      16,500              2
     310,000  Rollins Inc. ......................   2,677,158      6,274,400
      10,000  TiVo Inc.+ ........................      74,563         72,300
                                                 ------------   ------------
                                                    4,121,517      8,870,632
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 8.4%
     173,000  Acuity Brands Inc. ................   2,323,864      6,920,000
     100,000  Ampco-Pittsburgh Corp. ............     972,481      2,000,000
       6,000  Anixter International Inc. ........      57,120        286,680
     140,000  Baldor Electric Co. ...............   2,781,723      4,741,800

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL (CONTINUED)
     150,000  Crane Co. .........................$  3,282,255   $  6,151,500
     100,000  Delta plc .........................     212,289        215,439
       5,000  ESCO Technologies Inc.+ ...........      83,190        253,250
         803  Foster Wheeler Ltd.+ ..............       3,183         37,990
       6,000  Gardner Denver Inc.+ ..............     103,046        391,200
     155,500  Greif Inc., Cl. A .................   3,074,650     10,639,310
       1,000  Greif Inc., Cl. B .................      29,800         63,160
     140,000  Griffon Corp.+ ....................   3,491,183      3,477,600
      26,000  Harbor Global Co. Ltd.+ ...........      63,215        234,000
       5,000  Insteel Industries Inc. ...........       4,250        283,900
      70,000  Katy Industries Inc.+ .............     562,756        251,300
     150,000  Lamson & Sessions Co.+ ............     778,710      4,174,500
      73,000  Lindsay Manufacturing Co. .........     781,892      1,977,570
     160,000  MagneTek Inc.+ ....................   1,053,438        635,200
      37,000  Matthews International
               Corp., Cl. A .....................     861,644      1,415,620
     275,000  Myers Industries Inc. .............   2,505,876      4,397,250
     130,000  National Patent
               Development Corp.+ ...............      86,241        191,100
      80,000  Oil-Dri Corporation of America ....     810,055      1,600,000
      15,000  Olin Corp. ........................     232,292        322,050
     220,000  Park-Ohio Holdings Corp.+ .........   1,220,379      4,391,200
     100,000  Precision Castparts Corp. .........   1,702,840      5,940,000
      32,000  Roper Industries Inc. .............     620,029      1,556,160
      40,000  Sonoco Products Co. ...............   1,071,921      1,354,800
      63,000  Standex International Corp. .......   1,253,307      1,994,580
      59,900  Tech/Ops Sevcon Inc. ..............     377,987        383,360
      65,000  Tredegar Corp. ....................     890,105      1,034,150
      50,048  WHX Corp.+ ........................     983,605        507,987
                                                 ------------   ------------
                                                   32,275,326     67,822,656
                                                 ------------   ------------
              EDUCATIONAL SERVICES -- 0.1%
       2,000  Career Education Corp.+ ...........      61,350         75,460
      10,000  School Specialty Inc.+ ............     409,947        345,000
                                                 ------------   ------------
                                                      471,297        420,460
                                                 ------------   ------------
              ELECTRONICS -- 1.4%
      10,000  Badger Meter Inc. .................     360,815        569,800
     190,000  California Micro
               Devices Corp.+ ...................   1,457,814      1,502,900
     210,000  CTS Corp. .........................   2,213,523      2,809,800
      20,000  Fargo Electronics+ ................     118,827        338,200
      20,000  Greatbatch Inc.+ ..................     487,480        438,200
      17,000  Imax Corp.+ .......................     159,970        172,550
     170,000  KEMET Corp.+ ......................   1,378,474      1,609,900
      95,000  Park Electrochemical Corp. ........   2,193,420      2,802,500
      20,000  Trident Microsystems Inc.+ ........     119,857        581,200
      20,000  Zoran Corp.+ ......................     121,523        437,600
                                                 ------------   ------------
                                                    8,611,703     11,262,650
                                                 ------------   ------------

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              ENERGY AND UTILITIES -- 6.4%
       5,000  AGL Resources Inc. ................$     85,875   $    180,250
     420,000  Aquila Inc.+ ......................   1,430,627      1,675,800
       6,400  BIW Ltd. ..........................      94,563        124,992
      95,000  Callon Petroleum Co.+ .............     939,533      1,996,900
     142,000  CH Energy Group Inc. ..............   5,982,836      6,816,000
      12,000  Chesapeake Utilities Corp. ........     236,752        374,880
     115,000  CMS Energy Corp.+ .................     683,157      1,489,250
      23,000  Connecticut Water Service Inc. ....     464,832        603,060
     175,000  Covanta Holding Corp.+ ............     748,662      2,917,250
     120,000  Duquesne Light Holdings Inc. ......   1,663,452      1,980,000
     150,000  El Paso Electric Co.+ .............   1,983,209      2,856,000
      20,000  Environmental Power Corp.+ ........     110,000        141,600
     119,200  Florida Public Utilities Co. ......   1,070,066      1,686,680
      43,000  Middlesex Water Co. ...............     743,997        814,420
      10,000  Nicor Inc. ........................     221,002        395,600
      10,000  Oceaneering International
               Inc.+ ............................     544,313        573,000
       2,000  PetroQuest Energy Inc.+ ...........       5,250         20,180
     650,000  RPC Inc. ..........................   1,022,565     14,852,500
      35,000  SEMCO Energy Inc.+ ................     218,317        193,900
      96,000  SJW Corp. .........................   1,557,739      2,577,600
      52,500  Southern Union Co. ................     682,575      1,303,575
     112,000  Southwest Gas Corp. ...............   1,959,693      3,130,400
      10,000  Tesoro Corp. ......................     140,934        683,400
       4,000  Toreador Resources Corp.+ .........      15,250        124,440
      10,000  Vestas Wind Systems A/S+ ..........      89,988        249,277
      10,000  W-H Energy Services Inc.+ .........     212,864        444,900
     170,000  Westar Energy Inc. ................   2,801,066      3,537,700
                                                 ------------   ------------
                                                   25,709,117     51,743,554
                                                 ------------   ------------
              ENTERTAINMENT -- 1.8%
      42,500  Canterbury Park Holding Corp. .....     594,314        578,000
       6,048  Chestnut Hill Ventures+ (b) .......     164,590        129,864
         500  Discovery Holding Co., Cl. A+ .....       6,095          7,500
     201,000  Dover Motorsports Inc. ............   1,104,623      1,103,490
      84,000  Fisher Communications Inc.+ .......   4,797,217      3,759,000
     580,000  Gemstar-TV Guide
               International Inc.+ ..............   3,218,364      1,792,200
      16,000  International Speedway Corp.,
               Cl. A ............................     515,479        814,400
       2,500  International Speedway Corp.,
               Cl. B ............................      45,000        126,250
       5,000  Liberty Media Corp., Cl. A+ .......      37,439         41,050
      10,000  Metromedia International
               Group Inc.+ ......................       6,700         15,200
     325,000  Six Flags Inc.+ ...................   1,639,211      3,308,500
     200,000  Topps Co. Inc. ....................   1,626,618      1,754,000
      50,030  Triple Crown Media Inc.+ ..........     608,308        295,177

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT  (CONTINUED)
      50,000  World Wrestling
               Entertainment Inc. ...............$    581,121   $    845,000
      38,000  WPT Enterprises Inc.+ .............     298,988        279,680
                                                 ------------   ------------
                                                   15,244,067     14,849,311
                                                 ------------   ------------
              ENVIRONMENTAL SERVICES -- 1.3%
     225,000  Allied Waste Industries Inc.+ .....   2,183,048      2,754,000
      22,000  Catalytica Energy Systems Inc.+ ...     153,722         33,440
     175,000  Republic Services Inc. ............   2,490,315      7,439,250
                                                 ------------   ------------
                                                    4,827,085     10,226,690
                                                 ------------   ------------
              EQUIPMENT AND SUPPLIES -- 14.1%
     170,000  AMETEK Inc. .......................   1,017,397      7,643,200
     425,000  Baldwin Technology Co. Inc.,
               Cl. A+ ...........................   1,353,684      2,647,750
      73,000  Belden CDT Inc. ...................   1,196,036      1,987,790
      12,000  C&D Technologies Inc. .............     235,930        110,880
      50,000  Capstone Turbine Corp.+ ...........     103,400        182,000
     205,000  CIRCOR International Inc. .........   3,175,395      5,986,000
     414,000  CLARCOR Inc. ......................   2,561,338     14,738,400
     235,300  Core Molding Technologies Inc.+ ...     407,743      1,317,680
     180,000  Crown Holdings Inc.+ ..............     727,278      3,193,200
       2,000  Danaher Corp. .....................      34,106        127,100
      66,000  Donaldson Co. Inc. ................     761,576      2,230,140
      97,300  Entegris Inc.+ ....................     781,566      1,035,272
     450,000  Fedders Corp. .....................   2,002,393        684,000
     205,000  Flowserve Corp.+ ..................   3,728,714     11,959,700
     176,000  Franklin Electric Co. Inc. ........   1,428,629      9,618,400
      40,000  General Magnaplate Corp.+ (b) .....      83,762         60,000
     150,000  Gerber Scientific Inc.+ ...........   1,451,283      1,551,000
     100,343  Gorman-Rupp Co. ...................   1,956,301      2,448,369
      84,000  Graco Inc. ........................     928,834      3,816,120
     150,000  GrafTech International Ltd.+ ......   1,005,827        915,000
      60,000  IDEX Corp. ........................     556,738      3,130,200
     150,000  Interpump Group SpA ...............     589,120      1,178,834
       4,500  Jarden Corp.+ .....................      12,770        147,825
      10,000  K-Tron International Inc.+ ........      74,932        486,800
      50,500  L.S. Starrett Co., Cl. A ..........     901,266        720,635
      28,000  Littelfuse Inc.+ ..................     538,592        955,640
     107,000  Lufkin Industries Inc. ............   1,029,240      5,932,080
      55,000  Maezawa Kyuso Industries
               Co. Ltd. .........................     359,609        930,841
      26,666  Met-Pro Corp. .....................     192,463        353,058
       1,000  Middleby Corp.+ ...................      37,310         83,720
      19,000  Mueller Industries Inc. ...........     577,116        678,110
      10,000  Plantronics Inc. ..................     246,559        354,300
      50,000  Robbins & Myers Inc. ..............   1,023,975      1,080,000
      40,500  Sequa Corp., Cl. A+ ...............   1,502,140      3,960,900
      80,000  Sequa Corp., Cl. B+ ...............   3,631,577      7,813,600

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
      95,000  SL Industries Inc.+ ...............$  1,114,953   $  1,567,500
      15,000  Smith A.O. Corp., Cl. A ...........     336,569        792,000
       5,000  Teleflex Inc. .....................      76,167        358,150
      50,000  Tennant Co. .......................   1,655,914      2,616,000
       5,000  Valmont Industries Inc. ...........      40,625        210,200
       7,875  Watsco Inc., Cl. B ................      23,627        562,157
     190,500  Watts Water Technologies Inc.,
               Cl. A ............................   3,366,746      6,922,770
      15,000  Wolverine Tube Inc.+ ..............     150,915         60,300
                                                 ------------   ------------
                                                   42,980,115    113,147,621
                                                 ------------   ------------
              FINANCIAL SERVICES -- 3.3%
      10,710  Alleghany Corp.+ ..................   1,893,812      3,100,545
      40,000  Argonaut Group Inc.+ ..............     867,813      1,422,000
      90,000  Bancshares of Florida Inc.+ .......   1,350,000      1,976,805
      66,000  Bankgesellschaft Berlin AG+ .......   1,280,794        395,914
      75,000  BKF Capital Group Inc. ............   1,447,111        975,000
     365,000  CNA Surety Corp.+ .................   4,005,795      6,106,450
      19,100  Crazy Woman Creek Bancorp Inc. ....     285,742        317,537
      37,000  Epoch Holding Corp.+ ..............      63,098        177,600
       3,000  Federal Agricultural Mortgage
               Corp., Cl. C .....................      24,000         88,260
      33,000  First Republic Bank ...............     636,067      1,248,060
      95,000  Flushing Financial Corp. ..........   1,388,607      1,658,700
      76,700  LaBranche & Co. Inc.+ .............     717,613      1,212,627
       1,000  LandAmerica Financial Group Inc. ..      12,175         67,850
       1,500  Leucadia National Corp. ...........      24,354         89,490
     107,500  Midland Co. .......................     822,714      3,760,350
       1,500  NetBank Inc. ......................       6,000         10,860
      25,000  NewAlliance Bancshares Inc. .......     373,848        360,750
      40,320  Sterling Bancorp ..................     670,453        830,592
      20,000  SWS Group Inc. ....................     338,350        523,000
      50,000  Wilmington Trust Corp. ............   1,574,410      2,167,500
                                                 ------------   ------------
                                                   17,782,756     26,489,890
                                                 ------------   ------------
              FOOD AND BEVERAGE -- 3.9%
      30,000  Boston Beer Co. Inc., Cl. A+ ......     468,757        780,300
      24,000  Brown-Forman Corp., Cl. A .........     665,535      1,878,000
      11,250  Cheesecake Factory Inc.+ ..........      37,036        421,312
         100  Compania Cervecerias
               Unidas SA, ADR ...................       2,455          2,490
      38,000  Corn Products International Inc. ..     617,424      1,123,660
     100,000  Del Monte Foods Co. ...............     997,536      1,186,000
      85,000  Denny's Corp.+ ....................     132,580        404,600
      40,000  Dynasty Fine Wines
               Group Ltd. .......................      13,958         16,754
         100  Embotelladora Andina SA,
               Cl. A, ADR .......................       1,295          1,385
      25,000  Farmer Brothers Co. ...............     389,323        557,500
     280,000  Flowers Foods Inc. ................   2,302,226      8,316,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE  (CONTINUED)
         500  Genesee Corp., Cl. A+ .............$          0   $        815
      21,500  Genesee Corp., Cl. B+ .............      32,823         34,078
     701,500  Grupo Continental SA ..............   1,058,724      1,173,276
      10,000  Hain Celestial Group Inc.+ ........     184,774        261,900
      12,000  J & J Snack Foods Corp. ...........     100,375        403,080
     210,000  Kikkoman Corp. ....................   1,375,672      2,362,277
      12,500  Lifeway Foods Inc.+ ...............     144,647        153,144
      20,000  Meiji Seika Kaisha Ltd. ...........      87,470        101,954
      35,000  MGP Ingredients Inc. ..............     243,900        567,000
      10,000  Nathan's Famous Inc.+ .............      82,691        122,875
       4,000  Omni Nutraceuticals Inc.+ .........      13,563              5
      20,000  PepsiAmericas Inc. ................     286,588        489,000
      55,000  Ralcorp Holdings Inc.+ ............     828,181      2,092,750
      64,000  The J.M. Smucker Co. ..............   1,518,450      2,540,800
     100,000  The Steak n Shake Co.+ ............   1,088,229      2,110,000
      50,023  Tootsie Roll Industries Inc. ......     873,915      1,464,165
      50,000  Triarc Companies Inc., Cl. A ......     355,474        911,500
     120,000  Triarc Companies Inc., Cl. B ......   1,025,442      2,097,600
         250  Vina Concha Y Toro SA, ADR ........       8,305          7,368
       1,000  Willamette Valley
               Vineyards Inc.+ ..................       3,994          6,510
                                                 ------------   ------------
                                                   14,941,342     31,588,098
                                                 ------------   ------------
              HEALTH CARE -- 8.2%
      50,000  Align Technology Inc.+ ............     444,171        458,500
      50,571  Allergan Inc. .....................   1,981,796      5,486,953
      90,000  AngioDynamics Inc.+ ...............   2,002,085      2,705,400
       5,000  Anika Therapeutics Inc.+ ..........      64,475         61,100
      55,000  ArthroCare Corp.+ .................   1,133,267      2,630,100
       7,800  Bio-Rad Laboratories Inc.,
               Cl. A+ ...........................     309,943        486,330
       1,000  Biomet Inc. .......................      30,350         35,520
      60,000  Biosite Inc.+ .....................   2,738,011      3,115,800
       9,000  Bruker BioSciences Corp.+ .........      34,729         48,600
     185,000  Chemed Corp. ......................   3,053,070     10,977,900
       1,000  CNS Inc. ..........................      12,240         21,540
      70,000  CONMED Corp.+ .....................   1,874,287      1,340,500
      82,000  Del Global Technologies Corp.+ ....     251,543        324,720
      40,000  DexCom Inc.+ ......................     769,514        810,800
       1,000  Digene Corp.+ .....................       8,000         39,100
      95,000  Edwards Lifesciences Corp.+ .......   3,358,437      4,132,500
       1,102  Enzo Biochem Inc.+ ................      13,091         14,877
      65,000  Exactech Inc.+ ....................     920,376        908,700
       8,000  Fisher Scientific
               International Inc.+ ..............     184,008        544,400
      48,000  Henry Schein Inc.+ ................     844,631      2,297,280
      35,000  ICU Medical Inc.+ .................   1,043,366      1,266,650
       2,000  Integra LifeSciences
               Holdings+ ........................      43,600         81,960

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
       1,000  Invacare Corp. ....................$     33,835   $     31,060
      33,000  Inverness Medical
               Innovations Inc.+ ................     604,926        948,090
      26,000  Invitrogen Corp.+ .................   1,338,073      1,823,380
     100,000  Lifecore Biomedical Inc.+ .........     958,195      1,170,000
      30,000  MWI Veterinary Supply Inc.+ .......     661,312        987,000
      15,000  Nabi Biopharmaceuticals+ ..........     105,625         84,600
       3,000  NeoPharm Inc.+ ....................      29,760         25,080
       5,000  NeuroMetrix Inc.+ .................     132,176        194,700
       1,300  Nobel Biocare Holding AG ..........     100,171        289,437
      10,600  NWH Inc. ..........................     161,306        147,764
      34,000  Orthofix International NV+ ........   1,133,250      1,353,880
       2,000  OrthoLogic Corp.+ .................       6,750          4,400
      35,000  Owens & Minor Inc. ................     692,324      1,146,950
      60,000  Penwest Pharmaceuticals Co.+ ......     482,987      1,301,400
      18,900  Possis Medical Inc.+ ..............     194,460        192,024
      30,000  PSS World Medical Inc.+ ...........     367,273        578,700
     200,000  Quidel Corp.+ .....................   1,253,437      2,574,000
     100,000  Regeneration Technologies Inc.+ ...   1,003,406        781,000
      38,000  Schick Technologies Inc.+ .........     332,839      1,896,200
     590,000  Snia SpA+ .........................     133,755         62,491
      96,200  Sonic Innovations Inc.+ ...........     429,858        481,000
   1,880,000  Sorin SpA+ ........................   6,403,312      3,772,850
     100,000  SSL International plc .............     540,319        559,011
       2,500  Straumann Holding AG ..............     224,697        569,555
       4,200  Stryker Corp. .....................     162,570        186,228
     145,000  Sybron Dental Specialties Inc.+ ...   2,780,674      5,979,800
      40,000  Thoratec Corp.+ ...................     478,455        770,800
       2,000  Vascular Solutions Inc.+ ..........      18,660         15,840
       1,000  Wright Medical Group Inc.+ ........      16,460         19,750
       5,100  Young Innovations Inc. ............     128,516        186,252
                                                 ------------   ------------
                                                   42,024,371     65,922,472
                                                 ------------   ------------
              HOME FURNISHINGS -- 0.1%
      13,000  Bassett Furniture
               Industries Inc. ..................     215,616        259,350
       4,000  Bed Bath & Beyond Inc.+ ...........      11,125        153,600
       1,000  Foamex International Inc.+ ........       8,062            150
      30,000  La-Z-Boy Inc. .....................     250,200        510,000
                                                 ------------   ------------
                                                      485,003        923,100
                                                 ------------   ------------
              HOTELS AND GAMING -- 5.1%
     269,000  Aztar Corp.+ ......................   4,420,952     11,295,310
      12,000  Boyd Gaming Corp. .................      90,225        599,280
      70,000  Churchill Downs Inc. ..............   2,235,482      2,682,400
      80,000  Dover Downs Gaming &
               Entertainment Inc. ...............     796,488      1,741,600
     150,000  Gaylord Entertainment Co.+ ........   4,244,031      6,807,000
      10,002  Harrah's Entertainment Inc. .......     498,147        779,756

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING  (CONTINUED)
      58,000  Kerzner International Ltd.+ .......$  1,376,659   $  4,513,560
     145,000  Lakes Entertainment Inc.+ .........     766,240      1,577,600
       1,200  Las Vegas Sands Corp.+ ............      34,800         67,992
     405,000  Magna Entertainment Corp.,
               Cl. A+ ...........................   2,672,344      2,749,950
      20,000  Marcus Corp. ......................     377,480        399,000
      82,000  Penn National Gaming Inc.+ ........     186,907      3,458,760
      95,000  Pinnacle Entertainment Inc.+ ......     828,043      2,676,150
       3,000  Station Casinos Inc. ..............      11,670        238,110
      16,000  Wynn Resorts Ltd.+ ................     231,002      1,229,600
      20,000  Youbet.com Inc.+ ..................      51,494        109,200
                                                 ------------   ------------
                                                   18,821,964     40,925,268
                                                 ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 2.2%
      58,000  Cavco Industries Inc.+ ............   1,127,032      2,818,220
     335,000  Champion Enterprises Inc.+ ........   3,495,127      5,011,600
      17,000  Drew Industries Inc.+ .............     296,303        604,350
     205,000  Fleetwood Enterprises Inc.+ .......   2,634,462      2,289,850
      70,000  Monaco Coach Corp. ................   1,540,819        938,000
     141,000  Skyline Corp. .....................   4,489,399      5,834,580
      36,000  Southern Energy Homes Inc.+ .......     265,405        214,560
                                                 ------------   ------------
                                                   13,848,547     17,711,160
                                                 ------------   ------------
              METALS AND MINING -- 0.6%
      80,000  Arizona Star Resource Corp.+ ......     327,099        704,885
      52,003  Barrick Gold Corp. ................   1,522,648      1,416,562
      15,000  Ivanhoe Mines Ltd.+ ...............     111,730        144,450
     142,115  Kinross Gold Corp.+ ...............     984,488      1,553,317
      10,000  Meridian Gold Inc.+ ...............      75,630        296,500
      22,000  Novelis Inc. ......................     470,548        452,540
     190,000  Royal Oak Mines Inc.+ .............     322,487          1,330
      30,148  Stillwater Mining Co.+ ............     389,561        496,236
                                                 ------------   ------------
                                                    4,204,191      5,065,820
                                                 ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.2%
      40,000  Packaging Dynamics Corp. ..........     296,567        554,000
      70,000  Pope & Talbot Inc. ................   1,091,740        476,000
      18,000  Schweitzer-Mauduit
               International Inc. ...............     424,690        432,000
      22,000  Wausau Paper Corp. ................     255,362        311,740
                                                 ------------   ------------
                                                    2,068,359      1,773,740
                                                 ------------   ------------
              PUBLISHING -- 3.0%
     307,237  Independent News & Media plc ......     431,671        994,114
      50,000  Journal Communications Inc.,
               Cl. A ............................     882,277        620,000
     115,000  Journal Register Co. ..............   1,843,717      1,400,700
      11,000  Lee Enterprises Inc. ..............     261,685        366,190
      53,000  McClatchy Co., Cl. A ..............   1,581,315      2,589,050
      70,000  Media General Inc., Cl. A .........   1,989,584      3,263,400

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
      23,000  Meredith Corp. ....................$    429,183   $  1,283,170
     310,000  News Corp., Cl. A .................     912,485      5,149,100
   1,050,000  Penton Media Inc.+ ................     951,840        661,500
     395,000  PRIMEDIA Inc.+ ....................   1,258,127        817,650
     215,000  Thomas Nelson Inc. ................   2,192,528      6,288,750
       4,000  Value Line Inc. ...................     162,772        148,000
      12,000  Wiley (John) & Sons Inc.,
               Cl. B ............................      46,500        458,460
                                                 ------------   ------------
                                                   12,943,684     24,040,084
                                                 ------------   ------------
              REAL ESTATE -- 1.1%
         190  Case Pomeroy & Co. Inc., Cl. A ....     222,300        314,450
     170,000  Griffin Land & Nurseries Inc.+ ....   2,202,170      5,270,000
       9,000  Gyrodyne Company of
               America Inc.+ ....................     135,071        405,000
      20,000  Malan Realty Investors
               Inc.+ (b) ........................      75,279         18,800
     110,000  Morguard Corp. ....................   1,392,683      3,211,885
                                                 ------------   ------------
                                                    4,027,503      9,220,135
                                                 ------------   ------------
              RETAIL -- 2.2%
       9,000  Aaron Rents Inc. ..................      80,500        244,530
     145,000  Aaron Rents Inc., Cl. A ...........     522,819      3,552,500
      35,000  Big 5 Sporting Goods Corp. ........     657,716        685,300
      90,000  Burlington Coat Factory
               Warehouse Corp. ..................     969,958      4,090,500
       8,000  Casey's General Stores Inc. .......     124,503        182,960
      68,000  Coldwater Creek Inc.+ .............     140,633      1,890,400
      20,000  CoolBrands International Inc.+ ....      81,374         44,526
      95,000  CSK Auto Corp.+ ...................   1,565,131      1,317,650
       3,000  Gander Mountain Co.+ ..............      27,860         28,260
     175,000  Ingles Markets Inc., Cl. A ........   2,176,507      3,118,500
      35,000  Movado Group Inc. .................     515,027        807,800
       1,500  The Sports Authority Inc.+ ........       9,198         55,350
      40,000  Weis Markets Inc. .................   1,174,744      1,782,800
                                                 ------------   ------------
                                                    8,045,970     17,801,076
                                                 ------------   ------------
              SATELLITE -- 0.2%
      27,000  Pegasus Communications Corp.,
               Cl. A+ ...........................     228,644         74,250
     200,000  Sirius Satellite Radio Inc.+ ......     981,915      1,016,000
      35,000  XM Satellite Radio Holdings Inc.,
               Cl. A+ ...........................     302,980        779,450
                                                 ------------   ------------
                                                    1,513,539      1,869,700
                                                 ------------   ------------
              SPECIALTY CHEMICALS -- 4.5%
      28,000  Airgas Inc. .......................     172,551      1,094,520
      47,000  Albemarle Corp. ...................   1,274,676      2,131,450
      40,000  Arch Chemicals Inc. ...............     866,559      1,216,000
      65,000  Chemtura Corp. ....................     714,772        765,700
      10,000  Cytec Industries Inc. .............     278,296        600,100

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS  (CONTINUED)
       7,000  Dionex Corp.+ .....................$    210,000   $    430,360
     180,000  Ferro Corp. .......................   3,999,568      3,600,000
     125,000  H.B. Fuller Co. ...................   2,208,515      6,417,500
      24,900  Hawkins Inc. ......................     338,014        350,343
     430,000  Hercules Inc.+ ....................   4,166,174      5,934,000
     145,000  MacDermid Inc. ....................   2,527,513      4,661,750
     162,600  Material Sciences Corp.+ ..........   1,513,911      1,964,208
     155,700  Omnova Solutions Inc.+ ............     964,315        952,884
      50,000  Penford Corp. .....................     539,601        804,000
      10,000  Quaker Chemical Corp. .............     181,137        217,500
      20,000  Schulman (A.) Inc. ................     240,000        495,000
     273,000  Sensient Technologies Corp. .......   5,506,095      4,927,650
                                                 ------------   ------------
                                                   25,701,697     36,562,965
                                                 ------------   ------------
              TELECOMMUNICATIONS -- 1.3%
      29,425  ALLTEL Corp. ......................     178,507      1,905,269
       9,200  Atlantic Tele-Network Inc. ........      92,644        524,400
     200,000  Cincinnati Bell Inc.+ .............     517,183        904,000
      80,000  Commonwealth Telephone
               Enterprises Inc. .................   1,919,652      2,756,000
       6,795  Community Service
               Communications Inc.+ .............           0         22,152
      46,950  D&E Communications Inc. ...........     605,207        527,718
         870  NTL Inc.+ .........................      13,291         25,325
      80,525  Rogers Communications Inc.,
               Cl. B ............................     762,545      3,072,029
      20,000  Shenandoah
               Telecommunications Co. ...........     296,543        899,800
      10,000  Stratos International Inc.+ .......      46,334         80,900
      53,000  Winstar Communications Inc.+ ......         133             53
                                                 ------------   ------------
                                                    4,432,039     10,717,646
                                                 ------------   ------------
              TRANSPORTATION -- 0.9%
     130,000  GATX Corp. ........................   3,650,103      5,367,700
     125,000  Grupo TMM SA, Cl. A, ADR+ .........     946,399        615,000
       2,000  Irish Continental Group plc+ ......      17,829         29,981
      50,000  OMI Corp. .........................     313,120        901,000
       5,100  Providence & Worcester
               Railroad Co. .....................      42,979         82,875
                                                 ------------   ------------
                                                    4,970,430      6,996,556
                                                 ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.1%
      45,000  Centennial Communications Corp. ...     246,806        329,850
      72,000  Price Communications Corp.+ .......     905,273      1,273,680
      55,000  Rural Cellular Corp., Cl. A+ ......     374,090        809,050
      10,000  SunCom Wireless Holdings Inc.,
               Cl. A+ ...........................      69,480         19,300
       5,000  UbiquiTel Inc.+ ...................       2,700         50,500

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
     148,000  Vimpel-Communications, ADR+ .......$  1,261,092   $  6,365,480
                                                 ------------   ------------
                                                    2,859,441      8,847,860
                                                 ------------   ------------
              TOTAL COMMON STOCKS ............... 412,630,345    751,016,675
                                                 ------------   ------------
              PREFERRED STOCKS -- 0.3%
              BROADCASTING -- 0.2%
       1,063  Granite Broadcasting Corp.,
               12.750% Pfd.+ ....................     439,682        103,642
         100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (b)(d)(e) .................   1,000,000      1,000,000
       1,103  PTV Inc., 10.000% Pfd.,
               Ser. A+ ..........................           0          2,675
                                                 ------------   ------------
                                                    1,439,682      1,106,317
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.1%
      22,483  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (b)(d)(e) ................   2,163,147        786,901
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
         151  Foster Wheeler Ltd.,Pfd.,
               Ser. B+ ..........................      38,060        120,800
                                                 ------------   ------------
              TOTAL PREFERRED STOCKS ............   3,640,889      2,014,018
                                                 ------------   ------------
              WARRANTS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213  Exide Technologies,
               expire 05/05/11+ .................       2,247            400
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.1%
     261,431  GP Strategies Corp.,
               expire 08/14/08+ (b)(e) ..........     634,637        583,404
     125,000  Interep National Radio Sales Inc.,
               expire 05/06/07+ (b)(d)(e) .......           0              0
                                                 ------------   ------------
                                                      634,637        583,404
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
         430  Anacomp Inc., Cl. B,
               expire 12/10/06+ .................           0              9
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
               expire 08/14/08+ (b)(e) ..........           0        100,015
      13,217  WHX Corp., expire 02/28/08+ .......      52,373         13,878
                                                 ------------   ------------
                                                       52,373        113,893
                                                 ------------   ------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
               expire 03/28/08+ .................      24,809         18,174
                                                 ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              WARRANTS  (CONTINUED)
              TELECOMMUNICATIONS -- 0.0%
          86  NTL Inc., expire 01/13/11+ ........$        124   $          4
                                                 ------------   ------------
              TOTAL WARRANTS ....................     714,190        715,884
                                                 ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 0.2%
              AVIATION: PARTS AND SERVICES -- 0.0%
 $  300,000   GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 .................     291,794        338,250
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.2%
  2,000,000   GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (b)(e) ..........   1,597,526      1,325,397
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000   Exodus Communications Inc.,
               Sub. Deb. Cv.,5.250%,
               02/15/08+ (b)(c) .................       1,185              0
                                                 ------------   ------------
              HEALTH CARE -- 0.0%
     28,848   Del Global Technologies Corp.,
               6.000%, 03/28/07 (b) .............      28,848         21,636
                                                 ------------   ------------
              TOTAL CORPORATE BONDS .............   1,919,353      1,685,283
                                                 ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 5.9%
 47,832,000   U.S. Treasury Bills,
               4.334% to 4.676%++,
               04/06/06 to 06/15/06 .............  47,695,425     47,695,419
                                                 ------------   ------------
              TOTAL INVESTMENTS -- 99.7% ........$466,600,202    803,127,279
                                                 ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 0.3% .......................   2,378,159
                                                                ------------
              NET ASSETS -- 100.0% .............................$805,505,438
                                                                ============

----------------
 (a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
 (b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $4,157,145 or 0.52% of total net assets.
 (c) Security is in default.
 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $1,786,901 or 0.22% of total net assets.
 (e) At March 31, 2006, the Fund held restricted and illiquid securities amounting to $3,795,717 or 0.47% of net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                           03/31/06
  SHARES/                                                             CARRYING
 PRINCIPAL                               ACQUISITION   ACQUISITION     VALUE
  AMOUNT    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
$2,000,000  GP Strategies Corp.,
             Sub. Deb.,
             6.000%, 08/14/08 ........... 08/08/03     $1,362,935   $    66.2699
  261,431   GP Strategies Corp.
             warrants expire 08/14/08 ... 08/08/03        634,637         2.2316
      100   Gray Television Inc.,
             8.000% Cv. Pfd., Ser. C .... 04/22/02      1,000,000    10,000.0000
   22,483   Interep National Radio
             Sales Inc.,
             4.000% Cv. Pfd., Ser. A .... 05/03/02      2,163,147        34.9998
  125,000   Interep National Radio
             Sales Inc.
             warrants expire 05/06/07 ... 05/03/02           0.00         0.0000
  379,703   National Patent Development
             Corp. warrants expire
             08/14/08 ................... 11/24/04           0.00         0.2634
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $465,776,241) ............   $802,470,009
  Investments in affiliate, at value (cost $823,961) ...        657,270
  Cash .................................................          1,090
  Receivable for investments sold ......................      3,299,588
  Receivable for Fund shares sold ......................        639,711
  Dividends and interest receivable ....................        538,420
  Other assets .........................................         19,821
                                                           ------------
  TOTAL ASSETS .........................................    807,625,909
                                                           ------------
LIABILITIES:
  Payable for investment advisory fees .................        708,899
  Payable for investments purchased ....................        584,980
  Payable for Fund shares redeemed .....................        368,725
  Payable for distribution fees ........................        178,834
  Payable for shareholder services fees ................        120,366
  Payable for shareholder communications expenses ......        111,528
  Other accrued expenses ...............................         47,139
                                                           ------------
  TOTAL LIABILITIES ....................................      2,120,471
                                                           ------------
  NET ASSETS applicable to 25,869,207 shares outstanding   $805,505,438
                                                           ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ........   $     25,869
  Additional paid-in capital ...........................    450,252,985
  Accumulated net investment loss ......................       (551,155)
  Accumulated net realized gain on investments
    and foreign currency transactions ..................     19,260,482
  Net unrealized appreciation on investments ...........    336,527,077
  Net unrealized depreciation on foreign
    currency translations ..............................         (9,820)
                                                           ------------
  NET ASSETS ...........................................   $805,505,438
                                                           ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($800,870,100 / 25,718,942 shares
    outstanding; 150,000,000 shares authorized) ........         $31.14
                                                                 ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($2,179,196 / 69,959 shares outstanding;
    50,000,000 shares authorized) ......................         $31.15
                                                                 ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) .............................         $33.05
                                                                 ======
  CLASS B:
  Net Asset Value and offering price per share
    ($121,257 / 3,964 shares outstanding;
    50,000,000 shares authorized) ......................         $30.59(a)
                                                                 ======
  CLASS C:
  Net Asset Value and offering price per share
    ($2,334,885 / 76,342 shares outstanding;
    50,000,000 shares authorized) ......................         $30.58(a)
                                                                 ======
---------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $28,831)   $  3,920,410
  Dividends from affiliate ..................          7,000
  Interest ..................................        940,598
                                                ------------
  TOTAL INVESTMENT INCOME ...................      4,868,008
                                                ------------
EXPENSES:
  Investment advisory fees ..................      3,784,934
  Distribution fees -- Class AAA ............        941,065
  Distribution fees -- Class A ..............          2,333
  Distribution fees -- Class B ..............            697
  Distribution fees -- Class C ..............          9,325
  Shareholder services fees .................        356,183
  Shareholder communications expenses .......        108,669
  Custodian fees ............................         58,018
  Legal and audit fees ......................         30,074
  Registration fees .........................         21,779
  Directors' fees ...........................         16,904
  Miscellaneous expenses ....................         61,534
                                                ------------
  TOTAL EXPENSES ............................      5,391,515
  Less: Custodian fee credits ...............         (3,873)
                                                ------------
  NET EXPENSES ..............................      5,387,642
                                                ------------
  NET INVESTMENT LOSS .......................       (519,634)
                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..........     31,558,574
  Net realized loss on foreign
     currency transactions ..................         (4,522)
                                                ------------
  Net realized gain on investments and
    loss on foreign currency transactions ...     31,554,052
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...................     52,409,758
                                                ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .....     83,963,810
                                                ------------
  NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..............   $ 83,444,176
                                                ============

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2006        YEAR ENDED
                                                                           (UNAUDITED)      SEPTEMBER 30, 2005
                                                                         ----------------   ------------------
OPERATIONS:
  Net investment loss ..............................................      $    (519,634)      $    (237,209)
  Net realized gain on investments and foreign currency transactions         31,554,052          42,629,890
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..............................         52,409,758          83,565,118
                                                                          -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............         83,444,176         125,957,799
                                                                          -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class AAA ......................................................        (50,200,675)        (27,271,963)
    Class A ........................................................           (124,280)             (6,636)
    Class B ........................................................             (9,605)             (5,930)
    Class C ........................................................           (119,963)             (5,584)
                                                                          -------------       -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................        (50,454,523)        (27,290,113)
                                                                          -------------       -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................         35,113,787          14,081,158
    Class A ........................................................            566,612           1,389,944
    Class B ........................................................            (21,818)             69,962
    Class C ........................................................            738,132           1,402,027
                                                                          -------------       -------------
    NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .....         36,396,713          16,943,091
                                                                          -------------       -------------
  REDEMPTION FEES ..................................................              2,261              35,284
                                                                          -------------       -------------
  NET INCREASE IN NET ASSETS .......................................         69,388,627         115,646,061
NET ASSETS:
  Beginning of period ..............................................        736,116,811         620,470,750
                                                                          -------------       -------------
  End of period (including undistributed net investment
    income of $0 and $0, respectively) .............................      $ 805,505,438       $ 736,116,811
                                                                          =============       =============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares outstanding known as Class AAA, Class A, Class B, and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2006, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2006, there were no open forward foreign exchange contracts.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the fiscal year ended September 30, 2005, reclassifications were made to decrease accumulated net investment loss by $311,517 and decrease accumulated net realized gain on investments by $311,517.

The tax character of distributions paid during the fiscal year ended September 30, 2005 was net long-term capital gains as follows:

                  DISTRIBUTIONS PAID FROM:
                  Net long-term capital gains ...............  $27,290,113
                                                               -----------
                  Total distributions paid ..................  $27,290,113
                                                               ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At September 30, 2005, the difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes and tax adjustments due to a partnership security.

At September 30, 2005, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Undistributed ordinary income (inclusive of
             short-term capital gains) ........................ $    648,028
           Undistributed long-term capital gains ..............   40,034,261
           Post-October losses ................................       (2,880)
           Net unrealized appreciation ........................  281,589,154
           Other temporary differences ........................      (31,632)
                                                                ------------
             Total accumulated earnings ....................... $322,236,931
                                                                ============

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Fund deferred capital losses of $2,880.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at March 31, 2006:

                                                          GROSS             GROSS          NET UNREALIZED
                                                        UNREALIZED        UNREALIZED        APPRECIATION/
                                           COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                       ------------    ------------      ------------       ------------
         Investments ................. $468,241,823    $365,370,468      $(31,142,282)      $334,228,186
         Investments in affiliates ...      823,961              --          (166,691)          (166,691)
                                       ------------    ------------      ------------       ------------
                                       $469,065,784    $365,370,468      $(31,308,973)      $334,061,495
                                       ============    ============      ============       ============

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2006, other than short-term securities, aggregated $17,826,250 and $15,952,842, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $44,143 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $3,642 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2006, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended March 31, 2006, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2006 and the fiscal year ended September 30, 2005 amounted to $2,261 and $35,284, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems. Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2006                      YEAR ENDED
                                                              (UNAUDITED)                   SEPTEMBER 30, 2005
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------      ------------      ----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................  2,111,390      $ 62,557,646       5,199,909    $ 147,867,554
Shares issued upon reinvestment of dividends .......  1,699,003        47,843,932         930,960       25,964,511
Shares redeemed .................................... (2,550,277)      (75,287,791)     (5,645,493)    (159,750,907)
                                                     ----------      ------------      ----------    -------------
  Net increase .....................................  1,260,116      $ 35,113,787         485,376    $  14,081,158
                                                     ==========      ============      ==========    =============
                                                                CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................     24,903      $    737,153          49,475    $   1,424,869
Shares issued upon reinvestment of dividends .......      4,237           119,349             233            6,514
Shares redeemed ....................................     (9,732)         (289,890)         (1,399)         (41,439)
                                                     ----------      ------------      ----------    -------------
  Net increase .....................................     19,408      $    566,612          48,309    $   1,389,944
                                                     ==========      ============      ==========    =============
                                                                CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................         --                --           3,028    $      85,010
Shares issued upon reinvestment of dividends .......        346      $      9,605             214            5,930
Shares redeemed ....................................     (1,053)          (31,423)           (700)         (20,978)
                                                     ----------      ------------      ----------    -------------
  Net increase / (decrease) ........................       (707)     $    (21,818)          2,542    $      69,962
                                                     ==========      ============      ==========    =============
                                                                CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................     25,631      $    744,171          50,553    $   1,426,256
Shares issued upon reinvestment of dividends .......      4,190           116,097             164            4,526
Shares redeemed ....................................     (4,144)         (122,136)           (989)         (28,755)
                                                     ----------      ------------      ----------    -------------
  Net increase .....................................     25,677      $    738,132          49,728    $   1,402,027
                                                     ==========      ============      ==========    =============

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the six months ended March 31, 2006 is set forth below:

                                                                              NET CHANGE                     PERCENT
                                             SHARES                          IN UNREALIZED    VALUE AT        OWNED
                                BEGINNING   PURCHASED  ENDING    DIVIDEND    APPRECIATION/    MARCH 31,     OF SHARES
                                 SHARES      (SOLD)    SHARES     INCOME     DEPRECIATION       2006       OUTSTANDING
                                --------    --------   ------    --------    -------------    ---------    -----------
Trans-Lux Corp. ............... 100,000       500      100,500    $7,000        $49,502       $657,270        10.32%
                                -------       ---      -------    ------        -------       --------        ------

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                        INCOME
                             FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
               -------------------------------------------------------    -------------------------------------
                                                 Net
                Net Asset        Net        Realized and      Total                     Net
    Period        Value,     Investment      Unrealized       from            Net     Realized
    Ended       Beginning      Income/     Gain/(Loss) on   Investment    Investment   Gain on        Total
September 30    of Period     (Loss)(a)     Investments     Operations      Income   Investments  Distributions
------------   -----------   ----------    ---------------  ----------    ---------- -----------  -------------
CLASS AAA
  2006(b)        $29.97        $(0.02)         $ 3.25         $ 3.23           --     $(2.06)        $(2.06)
  2005            25.88         (0.01)           5.25           5.24           --      (1.15)         (1.15)
  2004            21.48         (0.04)           4.61           4.57           --      (0.17)         (0.17)
  2003            17.04         (0.05)           4.74           4.69           --      (0.25)         (0.25)
  2002            17.13         (0.04)           0.31           0.27       $(0.01)     (0.35)         (0.36)
  2001            23.60          0.06           (1.75)         (1.69)       (0.05)     (4.73)         (4.78)

CLASS A
  2006(b)        $29.98        $(0.02)         $ 3.25         $ 3.23           --     $(2.06)        $(2.06)
  2005            25.89         (0.01)           5.25           5.24           --      (1.15)         (1.15)
  2004(e)         24.49         (0.06)           1.46           1.40           --         --             --

CLASS B
  2006(b)        $29.58        $(0.13)         $ 3.20         $ 3.07           --     $(2.06)        $(2.06)
  2005            25.74         (0.22)           5.21           4.99           --      (1.15)         (1.15)
  2004(e)         24.49         (0.19)           1.44           1.25           --         --             --

CLASS C
  2006(b)        $29.58        $(0.13)         $ 3.19         $ 3.06           --     $(2.06)        $(2.06)
  2005            25.74         (0.23)           5.22           4.99           --      (1.15)         (1.15)
  2004(e)         24.49         (0.20)           1.45           1.25           --         --             --

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               ----------------------------------------------

                             Net Asset          Net Assets      Net
    Period                     Value,             End of     Investment             Portfolio
    Ended        Redemption   End of    Total     Period      Income/   Operating   Turnover
September 30        Fees(a)   Period   Return+  (in 000's)     (Loss)    Expenses     Rate
------------     -----------  -------  -------  -----------   --------  ---------   --------
CLASS AAA
  2006(b)          $0.00(c)   $31.14    11.49%   $800,870    (0.14)%(d)  1.42%(d)       2%
  2005              0.00(c)    29.97    20.58     732,965    (0.03)      1.44           6
  2004                --       25.88    21.34     620,334    (0.15)      1.42          10
  2003                --       21.48    27.84     540,397    (0.22)      1.45           4
  2002                --       17.04     1.39     428,416    (0.22)      1.45          10
  2001                --       17.13    (7.47)    372,865     0.30       1.45          17

CLASS A
  2006(b)          $0.00(c)   $31.15    11.49%   $  2,179    (0.13)%(d)  1.42%(d)       2%
  2005              0.00(c)    29.98    20.57       1,515    (0.03)      1.48           6
  2004(e)             --       25.89     5.72          58    (0.32)(d)   1.42(d)       10

CLASS B
  2006(b)          $0.00(c)   $30.59    11.09%   $    121    (0.88)%(d)  2.17%(d)       2%
  2005              0.00(c)    29.58    19.69         138    (0.79)      2.20           6
  2004(e)             --       25.74     5.10          55    (1.02)(d)   2.17(d)       10

CLASS C
  2006(b)          $0.00(c)   $30.58    11.05%   $  2,335    (0.88)%(d)  2.17%(d)       2%
  2005              0.00(c)    29.58    19.69       1,499    (0.80)      2.23           6
  2004(e)             --       25.74     5.10          24    (1.07)(d)   2.17(d)       10

-------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the period ended March 31, 2006, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.
(e) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2006, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium, and long-term performance of the Fund against a peer group of small cap value and small cap core funds chosen by Lipper as being comparable. The directors noted that the Fund's performance was above average for the ten year period, approximately average for the five year period, and below average for the three and one year periods.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The directors noted that the Fund's expense ratios were at, and the Fund's size was above, average within this group. The directors also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record, particularly over the longer term, but that the fee structure of the Fund in relation to its peer group should be revisited if both the long-term and short-term performance record were not strong. The independent directors also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                               Robert J. Morrissey
CHAIRMAN AND CHIEF                                  ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                   MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                                 Anthony R. Pustorino
ATTORNEY-AT-LAW                                     CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                           PROFESSOR EMERITUS
                                                    PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                     Salvatore J. Zizza
SENIOR VICE PRESIDENT                               CHAIRMAN
GABELLI & COMPANY, INC.                             HALLMARK ELECTRICAL
                                                    SUPPLIES CORP.


                                    OFFICERS
Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q405SR

                              [GRAPHIC OMITTED]
                              PICTURE OF TRIANGLE

                              THE
                              GABELLI
                              SMALL CAP
                              GROWTH
                              FUND



                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2006

                         THE GABELLI EQUITY INCOME FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2006





TO OUR SHAREHOLDERS,

      Higher yielding equities underperformed the broad based market indices for the six month period ending March 31, 2006. During the same six month period, the Gabelli Equity Income Fund returned 5.39% while the Standard & Poor's 500 Index ("S&P 500 Index"), the Nasdaq Composite Index, and the Lipper Equity Income Fund Average rose 6.38%, 8.74%, and 6.09%, respectively.

COMPARATIVE RESULTS
-------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2006 (A)(B)
                                      ----------------------------------------------------

                                                                                                            Since
                                                                                                          Inception
                                              Quarter      1 Year      3 Year       5 Year     10 Year    (1/2/92)
------------------------------------------------------------------------------------------------------------------
  GABELLI EQUITY INCOME FUND CLASS AAA ....... 5.54%       12.00%      18.95%        8.79%      11.30%     12.21%
  S&P 500 Index .............................. 4.21        11.72       17.21         3.97        8.95      10.41
  Nasdaq Composite Index ..................... 6.10        17.03       20.38         4.92        7.83      10.20
  Lipper Equity Income Fund Average .......... 4.92        11.48       18.34         5.77        8.73      10.47
  Class A .................................... 5.51        11.92       18.90         8.77       11.28      12.20
                                              (0.56)(c)     5.48(c)    16.57(c)      7.47(c)    10.62(c)   11.73(c)
  Class B .................................... 5.35        11.14       18.25         8.41       11.10      12.08
                                               0.35(d)      6.14(d)    17.53(d)      8.12(d)    11.10(d)   12.08(d)
  Class C .................................... 5.35        11.20       18.31         8.44       11.12      12.09
                                               4.35(d)     10.20(d)    18.31(d)      8.44(d)    11.12(d)   12.09(d)

(a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX).
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2005 through March 31, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2006.

                    Beginning        Ending      Annualized     Expenses
                  Account Value  Account Value    Expense     Paid During
                    10/01/05        03/31/06       Ratio         Period*
--------------------------------------------------------------------------------
THE GABELLI EQUITY INCOME FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00        $1,053.90       1.41%         $ 7.22
Class A            $1,000.00        $1,054.10       1.41%         $ 7.22
Class B            $1,000.00        $1,049.70       2.16%         $11.04
Class C            $1,000.00        $1,050.20       2.16%         $11.04
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00        $1,017.90       1.41%         $ 7.09
Class A            $1,000.00        $1,017.90       1.41%         $ 7.09
Class B            $1,000.00        $1,014.16       2.16%         $10.85
Class C            $1,000.00        $1,014.16       2.16%         $10.85
*Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2006:


THE GABELLI EQUITY INCOME FUND

Financial Services ................................. 10.9%
Health Care ........................................  9.2%
Energy and Utilities: Oil ..........................  8.2%
Food and Beverage ..................................  8.1%
Energy and Utilities: Integrated ...................  7.2%
Consumer Products ..................................  6.0%
Telecommunications .................................  4.1%
Diversified Industrial .............................  3.9%
Communications Equipment ...........................  3.2%
Energy and Utilities: Electric .....................  2.6%
U.S. Government Obligations ........................  2.6%
Automotive: Parts and Accessories ..................  2.4%
Retail .............................................  2.2%
Specialty Chemicals ................................  1.9%
Entertainment ......................................  1.9%
Aerospace ..........................................  1.9%
Publishing .........................................  1.9%
Hotels and Gaming ..................................  1.9%
Equipment and Supplies .............................  1.8%
Energy and Utilities: Natural Gas ..................  1.8%
Metals and Mining ..................................  1.7%
Computer Software and Services .....................  1.7%
Wireless Communications ............................  1.5%
Computer Hardware ..................................  1.5%
Electronics ........................................  1.3%
Aviation: Parts and Services .......................  1.2%
Cable and Satellite ................................  1.1%
Broadcasting .......................................  0.9%
Real Estate ........................................  0.9%
Environmental Services .............................  0.5%
Energy and Utilities: Services .....................  0.5%
Machinery ..........................................  0.4%
Business Services ..................................  0.4%
Manufactured Housing ...............................  0.3%
Transportation .....................................  0.2%
Consumer Services ..................................  0.2%
Energy and Utilities: Water ........................  0.1%
Agriculture ........................................  0.1%
Automotive .........................................  0.0%
Other Assets and Liabilities (Net) .................  1.8%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS -- 91.5%
              AEROSPACE -- 1.9%
      32,000  Boeing Co. .......................$  1,082,148   $  2,493,760
       2,000  Lockheed Martin Corp. ............      47,350        150,260
       4,000  Northrop Grumman Corp. ...........     139,100        273,160
      10,000  Raytheon Co. .....................     279,250        458,400
       2,000  Rockwell Automation Inc. .........      25,686        143,820
       2,000  Rockwell Collins Inc. ............      15,843        112,700
   1,260,000  Rolls-Royce Group plc+ ...........   8,984,010     10,026,234
  67,788,000  Rolls-Royce Group plc,
               Cl. B ...........................      69,483        120,131
                                                ------------   ------------
                                                  10,642,870     13,778,465
                                                ------------   ------------
              AGRICULTURE -- 0.1%
      30,000  Mosaic Co.+ ......................     431,943        430,500
                                                ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.8%
       1,000  ArvinMeritor Inc. ................      10,488         14,910
     200,000  Dana Corp. .......................   1,173,049        302,000
     245,000  Genuine Parts Co. ................   8,762,074     10,738,350
       4,000  Johnson Controls Inc. ............     101,475        303,720
      45,000  Modine Manufacturing Co. .........     693,569      1,327,500
      40,000  Pep Boys - Manny, Moe & Jack .....     530,982        604,400
      14,140  Proliance International Inc.+ ....      47,310         77,204
                                                ------------   ------------
                                                  11,318,947     13,368,084
                                                ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.5%
       4,000  Barnes Group Inc. ................      76,187        162,000
      23,096  Curtiss-Wright Corp. .............     349,652      1,528,955
      35,000  GenCorp Inc.+ ....................     299,658        719,250
      16,000  United Technologies Corp. ........     281,946        927,520
                                                ------------   ------------
                                                   1,007,443      3,337,725
                                                ------------   ------------
              BROADCASTING -- 0.5%
     120,000  CBS Corp., Cl. A .................   3,059,470      2,892,000
      20,000  CBS Corp., Cl. B .................     528,400        479,600
      26,000  Granite Broadcasting Corp.+ ......      10,805          3,120
                                                ------------   ------------
                                                   3,598,675      3,374,720
                                                ------------   ------------
              BUSINESS SERVICES -- 0.1%
       4,000  Automatic Data Processing Inc. ...     126,808        182,720
       3,000  R.H. Donnelley Corp.+ ............      33,450        174,690
         500  Imation Corp. ....................       7,150         21,455
       4,000  Landauer Inc. ....................     134,546        200,880
                                                ------------   ------------
                                                     301,954        579,745
                                                ------------   ------------
              CABLE AND SATELLITE -- 1.1%
     210,002  Cablevision Systems Corp.,
               Cl. A+ ..........................   4,765,082      5,607,053
      36,000  DIRECTV Group Inc.+ ..............     429,789        590,400
      70,000  EchoStar Communications
               Corp., Cl. A+ ...................   2,105,798      2,090,900
                                                ------------   ------------
                                                   7,300,669      8,288,353
                                                ------------   ------------

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMUNICATIONS EQUIPMENT -- 1.5%
     175,000  Corning Inc.+ ....................$  2,000,662   $  4,709,250
     110,000  Motorola Inc. ....................     990,474      2,520,100
      70,000  Thomas & Betts Corp.+ ............   1,533,023      3,596,600
                                                ------------   ------------
                                                   4,524,159     10,825,950
                                                ------------   ------------
              COMPUTER HARDWARE -- 1.5%
     110,000  International Business
               Machines Corp. ..................   8,677,640      9,071,700
     112,500  Xerox Corp.+ .....................   1,568,528      1,710,000
                                                ------------   ------------
                                                  10,246,168     10,781,700
                                                ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.7%
       2,000  EMC Corp.+ .......................      19,360         27,260
     340,000  Microsoft Corp. ..................   8,692,171      9,251,400
         154  Telecom Italia Media SpA+ ........         205             83
      90,000  Yahoo! Inc.+ .....................   3,182,854      2,903,400
                                                ------------   ------------
                                                  11,894,590     12,182,143
                                                ------------   ------------
              CONSUMER PRODUCTS -- 6.0%
      35,000  Altria Group Inc. ................   1,127,729      2,480,100
     240,000  Avon Products Inc. ...............   7,784,470      7,480,800
      15,000  Clorox Co. .......................     823,581        897,750
      12,000  Colgate-Palmolive Co. ............     631,256        685,200
      45,000  Eastman Kodak Co. ................   1,078,017      1,279,800
      55,000  Energizer Holdings Inc.+ .........   1,956,959      2,915,000
      94,700  Gallaher Group plc, ADR ..........   2,711,252      5,506,805
      19,000  National Presto
               Industries Inc. .................     578,337        934,230
      10,000  Pactiv Corp.+ ....................     161,895        245,400
      42,000  Procter & Gamble Co. .............   1,627,217      2,420,040
     100,000  Reckitt Benckiser plc ............   3,154,703      3,519,989
      26,000  Rothmans Inc. ....................     237,941        450,828
     940,500  Swedish Match AB .................   9,972,140     12,860,403
      26,000  Unilever NV, ADR .................   1,542,066      1,799,720
      10,000  UST Inc. .........................     364,903        416,000
                                                ------------   ------------
                                                  33,752,466     43,892,065
                                                ------------   ------------
              CONSUMER SERVICES -- 0.2%
      15,000  IAC/InterActiveCorp+ .............     402,676        442,050
      46,200  Rollins Inc. .....................     397,779        935,088
                                                ------------   ------------
                                                     800,455      1,377,138
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 3.9%
       5,000  3M Co. ...........................     213,645        378,450
      18,000  Acuity Brands Inc. ...............     273,342        720,000
      57,000  Cooper Industries Ltd.,
               Cl. A ...........................   3,230,726      4,953,300
     260,000  General Electric Co. .............   7,952,794      9,042,800
       5,000  Harbor Global Co. Ltd.+ ..........      24,173         45,000
     170,000  Honeywell International Inc. .....   4,938,376      7,270,900
      20,000  ITT Industries Inc. ..............   1,001,005      1,124,400
       4,000  Trinity Industries Inc. ..........      82,100        217,560
     150,000  Tyco International Ltd. ..........   4,037,531      4,032,000
       2,000  Walter Industries Inc. ...........     107,681        133,240
      50,001  WHX Corp.+ .......................     642,346        507,510
                                                ------------   ------------
                                                  22,503,719     28,425,160
                                                ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 1.3%
      10,000  Freescale Semiconductor Inc.,
               Cl. B+ ..........................$     81,750   $    277,700
     130,000  Intel Corp. ......................   2,817,841      2,515,500
     185,000  Texas Instruments Inc. ...........   4,117,769      6,006,950
      15,000  Thermo Electron Corp.+ ...........     325,333        556,350
                                                ------------   ------------
                                                   7,342,693      9,356,500
                                                ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 2.6%
      80,000  AES Corp.+ .......................     268,400      1,364,800
      22,000  American Electric Power
               Co. Inc. ........................     653,980        748,440
     100,000  Cinergy Corp. ....................   3,272,016      4,541,000
      16,000  DTE Energy Co. ...................     695,800        641,440
      95,000  El Paso Electric Co.+ ............     746,352      1,808,800
      80,000  FPL Group Inc. ...................   2,803,387      3,211,200
      45,000  Great Plains Energy Inc. .........   1,055,160      1,266,750
      50,000  Korea Electric Power Corp.,
               ADR .............................     787,043      1,080,000
      54,824  Mirant Corp.+ ....................     886,914      1,370,600
     120,000  Northeast Utilities ..............   2,261,119      2,343,600
       8,000  UIL Holdings Corp. ...............     293,794        418,800
                                                ------------   ------------
                                                  13,723,965     18,795,430
                                                ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 7.2%
      43,000  Allegheny Energy Inc.+ ...........     422,685      1,455,550
     250,000  Aquila Inc.+ .....................     731,171        997,500
      44,000  BP plc, ADR ......................   1,030,210      3,033,360
     100,000  Burlington Resources Inc. ........   2,954,092      9,191,000
      44,000  CH Energy Group Inc. .............   1,809,289      2,112,000
      85,000  Constellation Energy Group .......   2,543,053      4,650,350
       1,000  Dominion Resources Inc. ..........      48,852         69,030
      50,000  DPL Inc. .........................   1,296,245      1,350,000
      80,000  Duke Energy Corp. ................   1,421,650      2,332,000
     190,000  Duquesne Light Holdings Inc. .....   3,043,692      3,135,000
     220,000  El Paso Corp. ....................   2,242,718      2,651,000
      50,000  Endesa SA ........................   1,309,634      1,614,193
     150,000  Energy East Corp. ................   3,071,332      3,645,000
      29,000  Eni SpA ..........................     304,221        825,178
      80,000  NSTAR ............................   1,282,183      2,288,800
      75,000  OGE Energy Corp. .................   2,043,450      2,175,000
      80,000  Progress Energy Inc. .............   3,424,284      3,518,400
      15,000  Progress Energy Inc., CVO+ .......       7,800          4,950
       6,000  Public Service Enterprise
               Group Inc. ......................     235,600        384,240
      12,000  Scottish Power plc, ADR ..........     314,381        483,480
      20,000  Suncor Energy Inc. ...............   1,043,936      1,540,400
      55,000  TECO Energy Inc. .................     740,886        886,600
      30,000  TXU Corp. ........................     330,664      1,342,800
     130,000  Westar Energy Inc. ...............   2,164,365      2,705,300
                                                ------------   ------------
                                                  33,816,393     52,391,131
                                                ------------   ------------

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              ENERGY AND UTILITIES: NATURAL GAS -- 1.8%
      20,000  AGL Resources Inc. ...............$    388,379   $    721,000
      50,000  Atmos Energy Corp. ...............   1,233,167      1,316,500
      43,100  KeySpan Corp. ....................   1,750,666      1,761,497
      25,000  National Fuel Gas Co. ............     519,678        818,000
      70,000  ONEOK Inc. .......................   1,559,551      2,257,500
       5,000  Peoples Energy Corp. .............     185,825        178,200
      24,000  Piedmont Natural
               Gas Co. Inc. ....................     394,017        575,760
      40,000  SEMCO Energy Inc.+ ...............     282,604        221,600
     100,000  Southern Union Co. ...............   1,627,212      2,483,000
     100,000  Southwest Gas Corp. ..............   1,777,547      2,795,000
                                                ------------   ------------
                                                   9,718,646     13,128,057
                                                ------------   ------------
              ENERGY AND UTILITIES: OIL -- 8.2%
       7,000  Anadarko Petroleum Corp. .........     531,926        707,070
     192,873  Chevron Corp. ....................   8,842,102     11,180,848
     116,000  ConocoPhillips ...................   3,187,718      7,325,400
      28,000  Cooper Cameron Corp.+ ............     804,246      1,234,240
      30,000  Devon Energy Corp. ...............     692,247      1,835,100
     150,000  Exxon Mobil Corp. ................   4,749,795      9,129,000
      12,608  Kerr-McGee Corp. .................     540,378      1,203,812
      10,000  Murphy Oil Corp. .................     471,553        498,200
      50,000  Occidental Petroleum
               Corp. ...........................   3,867,861      4,632,500
      10,000  Oceaneering
               International Inc.+ .............     528,924        573,000
      11,000  PetroChina Co. Ltd., ADR .........     747,751      1,154,450
     104,000  Remington Oil & Gas Corp.+ .......   4,590,221      4,494,880
      30,000  Repsol YPF SA, ADR ...............     631,290        855,000
     118,000  Royal Dutch Shell plc,
               Cl. A, ADR ......................   5,402,372      7,346,680
      25,000  Statoil ASA, ADR .................     327,939        712,000
       8,759  Total SA, ADR ....................     299,550      1,153,823
      65,000  Transocean Inc.+ .................   3,660,082      5,219,500
       3,000  Weatherford International
               Ltd.+ ...........................     115,674        137,250
                                                ------------   ------------
                                                  39,991,629     59,392,753
                                                ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 0.5%
      14,000  Halliburton Co. ..................     158,327      1,022,280
      20,000  Schlumberger Ltd. ................   1,275,020      2,531,400
                                                ------------   ------------
                                                   1,433,347      3,553,680
                                                ------------   ------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      24,000  Aqua America Inc. ................     221,672        667,680
      40,000  Suez SA, Strips+ .................           0            485
                                                ------------   ------------
                                                     221,672        668,165
                                                ------------   ------------
              ENTERTAINMENT -- 1.9%
     500,000  Rank Group plc ...................   2,545,364      1,958,927
     140,000  The Walt Disney Co. ..............   2,635,231      3,904,600
     200,000  Time Warner Inc. .................   3,280,052      3,358,000
      30,000  Viacom Inc., Cl. A+ ..............   1,212,938      1,162,800
     100,000  Vivendi Universal SA, ADR ........   3,100,404      3,420,000
                                                ------------   ------------
                                                  12,773,989     13,804,327
                                                ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL SERVICES -- 0.5%
     110,000  Waste Management Inc. ............$  2,905,050   $  3,883,000
                                                ------------   ------------
              EQUIPMENT AND SUPPLIES -- 1.8%
      76,000  Flowserve Corp.+ .................   1,983,884      4,433,840
       6,000  Ingersoll-Rand Co. Ltd., Cl. A ...     125,173        250,740
       1,500  Minerals Technologies Inc. .......      37,937         87,615
      30,000  Mueller Industries Inc. ..........   1,320,222      1,070,700
       8,000  Parker Hannifin Corp. ............     459,607        644,880
      13,000  Smith A.O. Corp. .................     275,717        686,400
   1,052,000  Tomkins plc ......................   5,109,041      6,145,820
                                                ------------   ------------
                                                   9,311,581     13,319,995
                                                ------------   ------------
              FINANCIAL SERVICES -- 10.9%
       6,528  Alleghany Corp.+ .................   1,116,610      1,889,856
     165,000  American Express Co. .............   6,569,219      8,670,750
      40,000  American International
               Group Inc. ......................   2,553,571      2,643,600
      70,000  Ameriprise Financial Inc. ........   2,369,773      3,154,200
      37,000  Argonaut Group Inc.+ .............     741,824      1,315,350
      25,000  Banco Popular Espanol SA .........     185,939        368,405
      18,000  Banco Santander Central
               Hispano SA, ADR .................      64,963        262,980
       2,000  Banco Santander Chile SA, ADR ....      29,250         87,200
     135,000  Bank of America Corp. ............   4,153,381      6,147,900
      44,000  Bank of New York Co. Inc. ........   1,423,658      1,585,760
      30,000  Bankgesellschaft Berlin AG+ ......     201,349        179,961
       8,825  Banque Nationale de Paris SA .....     362,345        819,744
       3,000  Bear Stearns Companies Inc. ......     227,630        416,100
     310,000  Citigroup Inc. ...................  14,547,412     14,641,300
      40,000  Commerzbank AG, ADR ..............     855,073      1,589,660
      35,000  Deutsche Bank AG .................   1,966,016      3,998,400
       2,000  Dun and Bradstreet Corp.+ ........      20,476        153,360
       3,000  Fannie Mae .......................     153,815        154,200
      16,000  Fidelity Southern Corp. ..........     153,870        284,800
     138,000  H&R Block Inc. ...................   3,281,934      2,987,700
      25,000  Huntington Bancshares Inc. .......     407,250        603,250
      82,080  JPMorgan Chase & Co. .............   2,489,151      3,417,811
       1,000  KeyCorp ..........................      30,270         36,800
      16,000  Leucadia National Corp. ..........     349,910        954,560
       1,000  Manulife Financial Corp. .........      24,694         62,770
      55,000  Mellon Financial Corp. ...........   1,528,208      1,958,000
      13,000  Merrill Lynch & Co. Inc. .........     525,900      1,023,880
       8,000  Moody's Corp. ....................      64,841        571,680
      20,000  Morgan Stanley ...................   1,087,886      1,256,400
       3,000  Municipal Mortgage &
               Equity, LLC .....................      60,488         79,500
       6,000  Northern Trust Corp. .............      60,300        315,000
      50,000  Phoenix Companies Inc. ...........     650,511        815,000
      45,000  PNC Financial Services
               Group Inc. ......................   1,905,739      3,028,950

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
      50,000  Popular Inc. .....................$  1,225,007   $  1,038,000
         500  Raiffeisen International
               Bank Holding AG+ ................      28,874         42,657
      36,000  St. Paul Travelers
               Companies Inc. ..................   1,429,504      1,504,440
     113,400  Sterling Bancorp .................   1,456,020      2,336,040
      12,000  SunTrust Banks Inc. ..............     251,737        873,120
      20,000  T. Rowe Price Group Inc. .........     896,910      1,564,200
       1,000  The Allstate Corp. ...............      33,300         52,110
       5,000  The Charles Schwab Corp. .........      77,500         86,050
      40,000  Unitrin Inc. .....................   1,156,156      1,860,400
      12,000  Wachovia Corp. ...................     407,292        672,600
      60,000  Waddell & Reed Financial
               Inc., Cl. A .....................   1,151,502      1,386,000
      55,000  Wilmington Trust Corp. ...........   1,712,407      2,384,250
                                                ------------   ------------
                                                  59,989,465     79,274,694
                                                ------------   ------------
              FOOD AND BEVERAGE -- 8.1%
      65,000  Anheuser-Busch Companies Inc. ....   2,817,765      2,780,050
      25,500  Brown-Forman Corp., Cl. A ........   1,483,296      1,995,375
     110,000  Cadbury Schweppes plc, ADR .......   3,776,006      4,400,000
      70,000  Campbell Soup Co. ................   1,844,540      2,268,000
      40,000  Coca-Cola Amatil Ltd., ADR .......     246,845        412,428
     192,000  Coca-Cola Co. ....................   8,426,914      8,039,040
      15,000  Coca-Cola Femsa SA de
               CV, ADR .........................     388,903        498,000
      16,000  Corn Products International
               Inc. ............................     197,588        473,120
      60,000  Del Monte Foods Co. ..............     555,763        711,600
      56,000  Diageo plc, ADR ..................   2,330,906      3,552,080
      35,000  Fomento Economico Mexicano
               SA de CV, ADR ...................   1,594,434      3,208,100
     155,800  General Mills Inc. ...............   7,586,402      7,895,944
      70,000  Groupe Danone ....................   7,584,576      8,576,311
     600,000  Grupo Bimbo SA de CV,
               Cl. A ...........................   1,781,670      1,971,742
      35,000  Heineken NV ......................   1,189,363      1,328,437
     120,000  H.J. Heinz Co. ...................   4,229,263      4,550,400
       5,000  Kellogg Co. ......................     149,740        220,200
      10,000  Nestle SA ........................   2,083,075      2,968,588
      24,016  Pernod-Ricard SA, ADR ............   1,018,278      1,141,000
      20,000  The Hershey Co. ..................     967,855      1,044,600
      20,600  Tootsie Roll
               Industries Inc. .................     555,088        602,962
       3,000  Wm. Wrigley Jr. Co. ..............     199,198        192,000
                                                ------------   ------------
                                                  51,007,468     58,829,977
                                                ------------   ------------
              HEALTH CARE -- 9.2%
      15,000  Abbott Laboratories ..............     577,284        637,050
      65,000  Baxter International Inc. ........   2,009,859      2,522,650
      36,000  Becton, Dickinson & Co. ..........   1,728,626      2,216,880
         500  Bio-Rad Laboratories Inc.,
               Cl. B+ ..........................      20,960         31,015
      15,000  Biosite Inc.+ ....................     757,041        778,950

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
     100,000  Bristol-Myers Squibb Co. .........$  2,590,402   $  2,461,000
     230,000  Chiron Corp.+ ....................  10,193,918     10,536,300
     144,000  Eli Lilly & Co. ..................   8,133,545      7,963,200
      11,276  GlaxoSmithKline plc, ADR .........     515,984        589,847
      25,000  Henry Schein Inc.+ ...............     631,852      1,196,500
      60,000  Hospira Inc.+ ....................   2,115,574      2,367,600
     100,000  Johnson & Johnson ................   5,743,582      5,922,000
      60,000  Medco Health
               Solutions Inc.+ .................   2,808,270      3,433,200
     122,000  Merck & Co. Inc. .................   4,147,718      4,298,060
       1,000  Nobel Biocare Holding AG .........     139,480        222,644
      60,000  Novartis AG, ADR .................   3,260,573      3,326,400
       7,000  Orthofix International NV+ .......     247,804        278,740
     431,000  Pfizer Inc. ......................  12,648,699     10,740,520
     150,000  Schering-Plough Corp. ............   2,779,186      2,848,500
     165,000  Tenet Healthcare Corp.+ ..........   1,602,873      1,217,700
      20,000  William Demant Holding A/S+ ......     983,839      1,325,149
      33,000  Zimmer Holdings Inc.+ ............   2,162,009      2,230,800
                                                ------------   ------------
                                                  65,799,078     67,144,705
                                                ------------   ------------
              HOTELS AND GAMING -- 1.9%
      40,000  Hilton Hotels Corp. ..............     693,960      1,018,400
      20,000  International Game
               Technology ......................     608,024        704,400
   1,500,000  Ladbrokes plc ....................   7,677,943     10,137,776
      25,000  Starwood Hotels &
               Resorts Worldwide Inc. ..........     643,483      1,693,250
                                                ------------   ------------
                                                   9,623,410     13,553,826
                                                ------------   ------------
              MACHINERY -- 0.4%
       6,000  Caterpillar Inc. .................      35,181        430,860
      31,000  Deere & Co. ......................     752,487      2,450,550
                                                ------------   ------------
                                                     787,668      2,881,410
                                                ------------   ------------
              MANUFACTURED HOUSING -- 0.3%
     140,000  Champion Enterprises Inc.+ .......   1,407,727      2,094,400
                                                ------------   ------------
              METALS AND MINING -- 1.5%
       5,300  Carpenter Technology Corp. .......     466,486        500,956
      27,000  Fording Canadian Coal
               Trust (Toronto) .................     179,580      1,023,034
      55,875  Freeport-McMoRan Copper &
               Gold Inc., Cl. B ................   1,202,109      3,339,649
      25,000  Inco Ltd. ........................     940,875      1,247,250
      95,000  Newmont Mining Corp. .............   3,717,824      4,929,550
                                                ------------   ------------
                                                   6,506,874     11,040,439
                                                ------------   ------------
              PUBLISHING -- 1.9%
      95,000  Dow Jones & Co. Inc. .............   3,643,999      3,733,500
      10,000  Knight-Ridder Inc. ...............     647,195        632,100
       6,000  McClatchy Co., Cl. A .............     403,609        293,100
      25,000  McGraw-Hill Companies Inc. .......     755,341      1,440,500
      15,000  New York Times Co., Cl. A ........     455,959        379,650
      45,000  News Corp., Cl. A ................     532,836        747,450

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
       6,016  News Corp., Cl. B ................$     70,881   $    105,641
     100,000  Reader's Digest Association Inc. .   1,360,932      1,475,000
         406  Seat Pagine Gialle SpA+ ..........       1,350            194
      10,000  The E.W. Scripps Co., Cl. A ......     464,345        447,100
     125,000  Tribune Co. ......................   4,850,276      3,428,750
       1,200  Washington Post Co., Cl. B .......     700,030        932,100
                                                ------------   ------------
                                                  13,886,753     13,615,085
                                                ------------   ------------
              REAL ESTATE -- 0.9%
     150,000  Arden Realty Inc. ................   6,777,825      6,769,500
       5,000  Griffin Land &
               Nurseries Inc.+ .................      71,716        155,000
                                                ------------   ------------
                                                   6,849,541      6,924,500
                                                ------------   ------------
              RETAIL -- 2.2%
     230,000  Albertson's Inc. .................   5,375,178      5,904,100
      40,000  Costco Wholesale Corp. ...........   1,850,972      2,166,400
       5,000  Ingles Markets Inc., Cl. A .......      64,548         89,100
     150,000  Safeway Inc. .....................   3,114,997      3,768,000
         500  Sears Holdings Corp.+ ............      40,732         66,120
       6,000  The Home Depot Inc. ..............     127,998        253,800
      75,000  Wal-Mart Stores Inc. .............   3,598,616      3,543,000
      10,000  Weis Markets Inc. ................     300,480        445,700
                                                ------------   ------------
                                                  14,473,521     16,236,220
                                                ------------   ------------
              SPECIALTY CHEMICALS -- 1.9%
      20,000  Albemarle Corp. ..................     434,626        907,000
      15,000  Ashland Inc. .....................     882,910      1,066,200
      15,000  Chemtura Corp. ...................     153,099        176,700
      10,000  Dow Chemical Co. .................     360,656        406,000
      20,000  E.I. du Pont de Nemours
               and Co. .........................     945,400        844,200
      92,000  Ferro Corp. ......................   1,837,998      1,840,000
     100,000  Hercules Inc.+ ...................   1,164,286      1,380,000
      65,000  Monsanto Co. .....................   1,101,588      5,508,750
       6,000  NewMarket Corp. ..................      23,156        285,540
      50,000  Omnova Solutions Inc.+ ...........     339,908        306,000
       4,000  Quaker Chemical Corp. ............      79,615         87,000
      65,000  Sensient Technologies Corp. ......   1,345,215      1,173,250
       2,542  Tronox Inc., Cl. B+ ..............      22,516         43,193
                                                ------------   ------------
                                                   8,690,973     14,023,833
                                                ------------   ------------
              TELECOMMUNICATIONS -- 3.9%
       6,000  ALLTEL Corp. .....................     307,225        388,500
     310,000  AT&T Inc. ........................   8,194,933      8,382,400
      65,000  BCE Inc. .........................   1,376,792      1,563,900
      50,000  BellSouth Corp. ..................   1,334,747      1,732,500
     200,000  BT Group plc .....................     825,179        771,409
      30,000  BT Group plc, ADR ................   1,006,938      1,164,600
     140,000  Cable & Wireless plc .............     273,765        265,737
     250,000  Cincinnati Bell Inc.+ ............   1,473,056      1,130,000
      15,000  Citizens Communications Co. ......     202,050        199,050
      60,000  Deutsche Telekom AG, ADR .........   1,075,041      1,009,200
      15,000  France Telecom SA, ADR ...........     436,434        337,200

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     330,000  Qwest Communications
               International Inc.+ .............$  1,122,915   $  2,244,000
     150,000  Sprint Nextel Corp. ..............   3,006,924      3,876,000
       3,300  Telecom Italia SpA, ADR ..........      31,072         96,360
       8,195  Telefonica SA, ADR ...............      80,699        384,919
      12,000  TELUS Corp. ......................     185,454        470,814
     125,000  Verizon Communications Inc. ......   4,558,920      4,257,500
                                                ------------   ------------
                                                  25,492,144     28,274,089
                                                ------------   ------------
              TRANSPORTATION -- 0.2%
      40,000  GATX Corp. .......................   1,077,124      1,651,600
                                                ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.5%
     400,000  Nextel Partners Inc., Cl. A+ .....  11,219,280     11,328,000
                                                ------------   ------------
              TOTAL COMMON STOCKS .............. 526,374,049    665,807,564
                                                ------------   ------------
              PREFERRED STOCKS -- 1.0%
              AUTOMOTIVE -- 0.0%
       1,000  Ford Motor Co. Capital Trust II,
               6.500% Cv. Pfd. .................      45,215         30,050
                                                ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.5%
      25,200  Sequa Corp.,$5.00 Cv. Pfd. .......   2,148,377      3,244,500
                                                ------------   ------------
              BROADCASTING -- 0.1%
         100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (b)(c)(d) ................   1,000,000      1,000,000
                                                ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.2%
       1,100  Lucent Technologies Capital
               Trust I, 7.750% Cv. Pfd. ........     759,000      1,113,200
                                                ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.0%
         300  El Paso Corp.,
               4.990% Cv. Pfd. (b) .............     293,192        327,521
                                                ------------   ------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International
               Group Inc.,
               7.250% Cv. Pfd.+ ................       5,310        118,500
                                                ------------   ------------
              TELECOMMUNICATIONS -- 0.2%
      33,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B .........     918,893      1,427,250
                                                ------------   ------------
              TOTAL PREFERRED STOCKS ...........   5,169,987      7,261,021
                                                ------------   ------------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.1%
     262,431  GP Strategies Corp.,
               expire 08/14/08+ (c)(d) .........     637,065        585,636
                                                ------------   ------------

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development
               Corp., expire 08/14/08+ (c)(d) ..$          0   $    100,015
       3,625  WHX Corp., expire 02/28/08+             14,170          3,806
                                                ------------   ------------
                                                      14,170        103,821
                                                ------------   ------------
              TOTAL WARRANTS ...................     651,235        689,457
                                                ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 3.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
$ 4,000,000   Pep Boys - Manny, Moe & Jack, Cv.,
               4.250%, 06/01/07 ................   3,963,305      3,925,000
    800,000   Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ................     692,851        680,000
                                                ------------   ------------
                                                   4,656,156      4,605,000
                                                ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.2%
  1,400,000   GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 ................   1,372,967      1,578,500
                                                ------------   ------------
              BROADCASTING -- 0.3%
              Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,
  2,550,000     6.000%, 09/15/12 ...............   2,102,045      2,253,562
    350,000     4.875%, 07/15/18 ...............     311,444        309,313
                                                ------------   ------------
                                                   2,413,489      2,562,875
                                                ------------   ------------
              BUSINESS SERVICES -- 0.2%
    100,000   BBN Corp., Sub. Deb. Cv.,
               6.000%, 04/01/12+ (a)(c) ........      97,500              0
  2,000,000   GP Strategies Corp.,
               Sub. Deb.,
               6.000%, 08/14/08 (c)(d) .........   1,597,526      1,325,397
                                                ------------   ------------
                                                   1,695,026      1,325,397
                                                ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
  4,000,000   Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 ................   3,920,317      3,960,000
  7,000,000   Nortel Networks Corp.,
               Cv., 4.250%, 09/01/08 ...........   6,718,147      6,641,250
                                                ------------   ------------
                                                  10,638,464     10,601,250
                                                ------------   ------------
              METALS AND MINING -- 0.2%
  1,000,000   Inco Ltd., Cv.,
               Zero Coupon, 03/29/21 ...........     997,640      1,327,500
                                                ------------   ------------
              TOTAL CORPORATE BONDS ............  21,773,742     22,000,522
                                                ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

  PRINCIPAL                                                        MARKET
   AMOUNT                                           COST            VALUE
   -------                                         -------         -------
              U.S. GOVERNMENT OBLIGATIONS -- 2.6%
$18,866,000   U.S. Treasury Bills,
               4.452% to 4.756%++,
               04/13/06 to 09/07/06 (e) ........$ 18,712,002   $ 18,711,862
                                                ------------   ------------
              TOTAL INVESTMENTS -- 98.2% .......$572,681,015    714,470,426
                                                ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 1.8% ..................................  13,321,369
                                                               ------------
              NET ASSETS -- 100.0% ............................$727,791,795
                                                               ============
    SHARES                                        PROCEEDS
    ------                                        --------
              SECURITIES SOLD SHORT -- (0.0)%
              AVIATION: PARTS AND SERVICES -- (0.0)%
     (1,200)   Sequa Corp., Cl. A+ .............$   (117,576)  $   (117,360)
                                                ============   ============
----------------
 (a) Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $1,327,521 or 0.18% of total net assets. Except as noted in (d), these securities are liquid.
 (c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $3,011,048 or 0.41% of total net assets.
 (d) At March 31, 2006, the Fund held investments in restricted and illiquid securities amounting to $3,011,048 or 0.41% of net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                           03/31/06
  SHARES/                                                             CARRYING
 PRINCIPAL                               ACQUISITION   ACQUISITION     VALUE
  AMOUNT    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
$2,000,000  GP Strategies Corp.,
             Sub. Deb.,
             6.00%, 08/14/08 ............ 08/08/03     $1,362,935  $    66.2699
   262,431  GP Strategies Corp.,
             Warrants, expire
             08/14/08 ................... 08/08/03        637,065        2.2316
       100  Gray Television Inc.,
             8.000%
             Cv. Pfd., Ser. C ........... 04/22/02      1,000,000   10,000.0000
   379,703  National Patent Development
             Corp., Warrants,
             expire 08/14/08 ............ 11/24/04           0.00        0.2634

 (e) At March 31, 2006, $1,000,000 of the principal amount was pledged as collateral for securities sold short.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $572,681,015)   $ 714,470,426
  Cash ....................................           1,462
  Receivable for investments sold .........      11,817,576
  Receivable for Fund shares sold .........       2,783,211
  Dividends and interest receivable .......       1,433,768
  Other assets ............................          16,858
                                              -------------
  TOTAL ASSETS ............................     730,523,301
                                              -------------
LIABILITIES:
  Securities sold short (proceeds $117,576)         117,360
  Payable for investments purchased .......       1,357,217
  Payable for investment advisory fees ....         652,934
  Payable for Fund shares redeemed ........         317,288
  Payable for distribution fees ...........         167,597
  Other accrued expenses ..................         119,110
                                              -------------
  TOTAL LIABILITIES .......................       2,731,506
                                              -------------
  NET ASSETS applicable to 37,635,050
    shares outstanding ....................   $ 727,791,795
                                              =============
NET ASSETS CONSIST OF:
  Capital stock, each class at
    $0.001 par value ......................   $      37,635
  Additional paid-in capital ..............     585,846,565
  Accumulated distributions in excess of
    net investment income .................      (3,290,006)
  Accumulated net realized gain on
    investments and foreign currency
    transactions ..........................       3,409,363
  Net unrealized appreciation on
    investments ...........................     141,789,411
  Net unrealized appreciation on
    securities sold short .................             216
  Net unrealized depreciation on
    foreign currency translations .........          (1,389)
                                              -------------
  NET ASSETS ..............................   $ 727,791,795
                                              =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($714,053,947 /
    36,917,806 shares outstanding;
    150,000,000 shares authorized) ........          $19.34
                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($7,310,663 / 379,145 shares outstanding;
    50,000,000 shares authorized) .........          $19.28
                                                     ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ................          $20.46
                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
   ($112,317 / 5,907 shares outstanding;
    50,000,000 shares authorized) .........          $19.01(a)
                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($6,314,868 / 332,192 shares outstanding;
    50,000,000 shares authorized) .........          $19.01(a)
                                                     ======
---------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $70,456)    $  6,665,262
  Interest ...................................      1,226,188
                                                 ------------
  TOTAL INVESTMENT INCOME ....................      7,891,450
                                                 ------------
EXPENSES:
  Investment advisory fees ...................      3,323,081
  Distribution fees -- Class AAA .............        816,703
  Distribution fees -- Class A ...............          7,226
  Distribution fees -- Class B ...............            337
  Distribution fees -- Class C ...............         27,030
  Shareholder services fees ..................        276,656
  Shareholder communications expenses ........         93,010
  Custodian fees .............................         56,727
  Registration fees ..........................         28,610
  Legal and audit fees .......................         27,699
  Directors' fees ............................         14,161
  Miscellaneous expenses .....................         52,586
                                                 ------------
  TOTAL EXPENSES .............................      4,723,826
  Less: Custodian fee credits ................        (11,164)
                                                 ------------
  NET EXPENSES ...............................      4,712,662
                                                 ------------
  NET INVESTMENT INCOME ......................      3,178,788
                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ...........      4,830,816
  Net realized loss on foreign
    currency transactions ....................        (17,351)
                                                 ------------
  Net realized gain on investments and loss on
    foreign currency  transactions ...........      4,813,465
  Net change in unrealized  appreciation/
    depreciation on investments, securities
    sold short, and foreign
    currency translations ....................     29,390,019
                                                 ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .........     34,203,484
                                                 ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ................   $ 37,382,272
                                                 ============

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2006        YEAR ENDED
                                                                           (UNAUDITED)      SEPTEMBER 30, 2005
                                                                          -------------     ------------------
OPERATIONS:
  Net investment income ............................................      $   3,178,788       $   6,041,330
  Net realized gain on investments and foreign currency transactions          4,813,465          10,284,275
  Net change in unrealized appreciation/depreciation on investments,
    securities sold short, and foreign currency translations .......         29,390,019          48,815,905
                                                                          -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............         37,382,272          65,141,510
                                                                          -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ......................................................         (6,295,251)         (6,076,053)
    Class A ........................................................            (57,549)            (14,675)
    Class B ........................................................               (717)               (137)
    Class C ........................................................            (54,122)            (15,344)
                                                                          -------------       -------------
                                                                             (6,407,639)         (6,106,209)
                                                                          -------------       -------------
  Net realized gain on investments
    Class AAA ......................................................         (6,315,010)         (9,683,440)
    Class A ........................................................            (51,353)            (13,842)
    Class B ........................................................               (532)               (107)
    Class C ........................................................            (52,102)            (14,192)
                                                                          -------------       -------------
                                                                             (6,418,997)         (9,711,581)
                                                                          -------------       -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................        (12,826,636)        (15,817,790)
                                                                          -------------       -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................        109,931,787         175,602,480
    Class A ........................................................          3,397,332           3,406,570
    Class B ........................................................             78,098              29,210
    Class C ........................................................          2,694,741           3,196,846
                                                                          -------------       -------------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......        116,101,958         182,235,106
                                                                          -------------       -------------
  REDEMPTION FEES ..................................................              3,446              46,462
                                                                          -------------       -------------
  NET INCREASE IN NET ASSETS .......................................        140,661,040         231,605,288

NET ASSETS:
  Beginning of period ..............................................        587,130,755         355,525,467
                                                                          -------------       -------------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) .......................................      $ 727,791,795       $ 587,130,755
                                                                          =============       =============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares outstanding known as Class AAA, Class A, Class B, and Class C. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time,

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2006, there were no open future contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at March 31, 2006 are reflected in the Schedule of Investments.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the fiscal year ended September 30, 2005 reclassifications were made to increase accumulated net investment income by $20,356 and decrease accumulated net realized gain on investments by $20,356.

The tax character of distributions paid during the fiscal year ended September 30, 2005 was ordinary income and net long-term capital gains as follows:

          DISTRIBUTIONS PAID FROM:
          Ordinary income
            (inclusive of short-term capital gains) ..........  $ 9,358,636
          Net long-term capital gains ........................    6,459,154
                                                                -----------
            Total distributions paid .........................  $15,817,790
                                                                ===========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual source of the distributions are determined after the end of the year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At September 30, 2005, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                 Undistributed long-term capital gains .......  $  6,073,274
                 Net unrealized appreciation .................   111,341,422
                 Other temporary differences .................       (62,737)
                                                                ------------
                   Total accumulated earnings ................  $117,351,959
                                                                ============

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Fund had no capital losses to defer.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The following summarizes the tax cost of investments, short sales, and related unrealized appreciation/depreciation at March 31, 2006:

                                                        GROSS          GROSS      NET UNREALIZED
                                        COST/        UNREALIZED     UNREALIZED     APPRECIATION/
                                     (PROCEEDS)     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                    ------------    ------------   ------------    ------------
      Investments ................. $574,613,664    $152,026,703   $(12,169,941)   $139,856,762
      Short sales .................     (117,576)            216             --             216
                                    ------------    ------------   ------------    ------------
                                    $574,496,088    $152,026,919   $(12,169,941)   $139,856,978
                                    ============    ============   ============    ============

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2006, other than short-term securities, aggregated $224,971,177 and $61,060,311, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $189,722 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $24,880 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2006, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended March 31, 2006, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2006 and the fiscal year ended September 30, 2005 amounted to $3,446 and $46,462, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:


                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2006                      YEAR ENDED
                                                              (UNAUDITED)                   SEPTEMBER 30, 2005
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------      ------------      ----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................  9,719,034      $181,188,464      14,143,848     $254,681,597
Shares issued upon reinvestment of dividends .......    633,263        11,737,764         812,370       14,527,787
Shares redeemed .................................... (4,419,564)      (82,994,441)     (5,214,853)     (93,606,904)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................  5,932,733      $109,931,787       9,741,365     $175,602,480
                                                     ==========      ============      ==========     ============
                                                                CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................    214,105      $  3,968,682         198,451     $  3,597,003
Shares issued upon reinvestment of dividends .......      4,513            83,614           1,332           24,074
Shares redeemed ....................................    (34,736)         (654,964)        (11,920)        (214,507)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................    183,882      $  3,397,332         187,863     $  3,406,570
                                                     ==========      ============      ==========     ============
                                                                CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................      4,130      $     76,849           1,633     $     28,966
Shares issued upon reinvestment of dividends .......         68             1,249              14              244
Shares redeemed ....................................         --                --              --               --
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................      4,198      $     78,098           1,647     $     29,210
                                                     ==========      ============      ==========     ============
                                                                CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................    234,724      $  4,278,558         179,380     $  3,223,463
Shares issued upon reinvestment of dividends .......      5,171            94,548           1,487           26,658
Shares redeemed ....................................    (90,336)       (1,678,365)         (2,987)         (53,275)
                                                     ----------      ------------      ----------     ------------
  Net increase .....................................    149,559      $  2,694,741         177,880     $  3,196,846
                                                     ==========      ============      ==========     ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                    INCOME
                           FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
               ---------------------------------------------------  --------------------------------------
                                             Net
               Net Asset                Realized and       Total                   Net
   Period        Value,        Net       Unrealized        from         Net      Realized
    Ended      Beginning   Investment  Gain/(Loss) on   Investment  Investment    Gain on        Total
September 30   of Period    Income(a)    Investments    Operations    Income    Investments  Distributions
------------   ---------   ----------  --------------   ----------  ----------  -----------  -------------
CLASS AAA
  2006(b)        $18.72       $0.09        $ 0.90         $ 0.99      $(0.18)     $(0.19)        $(0.37)
  2005            16.73        0.24          2.41           2.65       (0.24)      (0.42)         (0.66)
  2004            14.60        0.23          2.26           2.49       (0.27)      (0.09)         (0.36)
  2003            11.93        0.28          2.64           2.92       (0.25)         --          (0.25)
  2002            13.88        0.23         (1.79)         (1.56)      (0.23)      (0.16)         (0.39)
  2001            16.35        0.25         (0.28)         (0.03)      (0.36)      (2.08)         (2.44)
CLASS A
  2006(b)        $18.66       $0.09        $ 0.90         $ 0.99      $(0.18)     $(0.19)        $(0.37)
  2005            16.72        0.20          2.43           2.63       (0.27)      (0.42)         (0.69)
  2004(f)         16.40        0.16          0.43           0.59       (0.20)      (0.07)         (0.27)
CLASS B
  2006(b)        $18.48       $0.02        $ 0.88         $ 0.90      $(0.18)     $(0.19)        $(0.37)
  2005            16.62        0.04          2.46           2.50       (0.22)      (0.42)         (0.64)
  2004(f)         16.40        0.07          0.42           0.49       (0.20)      (0.07)         (0.27)
CLASS C
  2006(b)        $18.47       $0.02        $ 0.89         $ 0.91      $(0.18)     $(0.19)        $(0.37)
  2005            16.64        0.07          2.43           2.50       (0.25)      (0.42)         (0.67)
  2004(f)         16.40        0.08          0.43           0.51       (0.20)      (0.07)         (0.27)

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               ----------------------------------------------

                           Net Asset           Net Assets
   Period                    Value,               End of      Net                   Portfolio
    Ended       Redemption   End of    Total      Period   Investment  Operating     Turnover
September 30     Fees(a)     Period   Return+   (in 000's)   Income     Expenses       Rate
------------    ----------  --------  --------  ----------  ---------   ---------   ---------
CLASS AAA
  2006(b)        $0.00(c)     $19.34     5.39%   $714,054    0.96%(d)    1.42%(d)(e)    10%
  2005            0.00(c)      18.72    16.09     580,081    1.33        1.46           11
  2004              --         16.73    17.13     355,321    1.42        1.49           12
  2003              --         14.60    24.59     261,777    2.09        1.49           27
  2002              --         11.93   (11.58)    162,938    1.75        1.50           12
  2001              --         13.88    (0.43)    121,499    1.65        1.55           41
CLASS A
  2006(b)        $0.00(c)     $19.28     5.41%   $  7,311    0.96%(d)    1.42%(d)(e)    10%
  2005            0.00(c)      18.66    15.99       3,644    1.08        1.50           11
  2004(f)           --         16.72     3.62         124    1.33(d)     1.49(d)        12
CLASS B
  2006(b)        $0.00(c)     $19.01     4.97%   $    112    0.19%(d)    2.17%(d)(e)    10%
  2005            0.00(c)      18.48    15.28          32    0.20        2.22           11
  2004(f)           --         16.62     3.00           1    0.56(d)     2.24(d)        12
CLASS C
  2006(b)        $0.00(c)     $19.01     5.02%   $  6,315    0.21%(d)    2.17%(d)(e)    10%
  2005            0.00(c)      18.47    15.24       3,374    0.37        2.24           11
  2004(f)           --         16.64     3.13          79    0.62(d)     2.24(d)        12

---------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the period ended March 31, 2006, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.
(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the six months ended March 31, 2006 would have been 1.41%, 1.41%, 2.16%, and 2.16% for Class AAA, Class A, Class B, and Class C Shares, respectively.
(f) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2006, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium, and long-term performance of the Fund against a peer group of equity income funds. The directors noted that the Fund's performance was in the top one-third of the funds in its category for all relevant periods.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity income funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The directors noted that the Fund's expense ratios and the Fund's size were above average within this group. The directors also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The independent directors also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Robert J. Morrissey
CHAIRMAN AND CHIEF                                  ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                   MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                                 Anthony R. Pustorino
ATTORNEY-AT-LAW                                     CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                           PROFESSOR EMERITUS
                                                    PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                     Salvatore J. Zizza
SENIOR VICE PRESIDENT                               CHAIRMAN
GABELLI & COMPANY, INC.                             HALLMARK ELECTRICAL
                                                    SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q106SR

                                    [GRAPHIC OMITTED]
                                    PICTURE OF TRIANGLE

                                    THE
                                    GABELLI
                                    EQUITY
                                    INCOME
                                    FUND



                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2006

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2006





TO OUR SHAREHOLDERS,

         The Gabelli Woodland Small Cap Value Fund underperformed its small cap benchmark, the Russell 2000 Index but outperformed the Standard & Poor's 500 Index ("S&P 500 Index") for the six month period ending March 31, 2006. During this period, the Fund rose 7.56% versus gains of 15.23% for the Russell 2000 Index, 6.38% for the S&P 500 Index and 11.49% for the Value Line Composite Index.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                   AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2006 (A)(B)
                                   ----------------------------------------------------
                                                                                      Since Inception
                                                      Quarter     1 Year     3 Year     (12/31/02)*
---------------------------------------------------------------------------------------------------
 GABELLI WOODLAND SMALL CAP VALUE FUND CLASS AAA ....  7.54%     16.13%      21.86%       17.01%
 Russell 2000 Index ................................. 13.94      25.85       29.53        25.20
 S&P 500 Index ......................................  4.21      11.72       17.21        14.65
 Value Line Composite Index .........................  9.31      20.72       28.86        24.28
 Class A ............................................  7.61      16.36       21.91        17.04
                                                       1.42(c)    9.67(c)    19.53(c)     14.92(c)
 Class B ............................................  7.08      14.44       22.06        17.17
                                                       2.08(d)    9.44(d)    21.38(d)     16.52(d)
 Class C ............................................  7.39      15.45       21.05        16.27
                                                       6.39(d)   14.45(d)    21.05(d)     16.27(d)

(a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
    INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE.
(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 * PERFORMANCE IS CALCULATED SINCE INCEPTION OF CLASS AAA SHARES ON DECEMBER 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2005 through March 31, 2006
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2006.

                    Beginning        Ending      Annualized     Expenses
                  Account Value  Account Value    Expense     Paid During
                    10/01/05        03/31/06       Ratio         Period*
--------------------------------------------------------------------------------
THE GABELLI WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,075.60        2.01%         $10.40
Class A            $1,000.00       $1,076.20        2.01%         $10.40
Class B            $1,000.00       $1,072.40        2.76%         $14.26
Class C            $1,000.00       $1,071.80        2.76%         $14.26
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,014.91        2.01%         $10.10
Class A            $1,000.00       $1,014.91        2.01%         $10.10
Class B            $1,000.00       $1,011.17        2.76%         $13.84
Class C            $1,000.00       $1,011.17        2.76%         $13.84

*Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2006:

THE GABELLI WOODLAND SMALL CAP VALUE FUND

Health Care .......................................  15.1%
Diversified Industrial ............................  13.8%
Consumer Products .................................   9.6%
Food and Beverage .................................   7.9%
Financial Services ................................   7.4%
Business Services .................................   7.3%
Equipment and Supplies ............................   5.4%
Hotels and Gaming .................................   4.9%
Manufactured Housing and Recreational Vehicles ....   4.0%
Automotive: Parts and Accessories .................   3.8%
Entertainment .....................................   3.3%
U.S. Government Obligations .......................   2.8%
Energy and Utilities ..............................   2.7%
Aviation: Parts and Services ......................   2.7%
Computer Software and Services ....................   2.6%
Retail ............................................   2.6%
Automotive ........................................   2.2%
Publishing ........................................   1.8%
Aerospace .........................................   1.7%
Other Assets and Liabilities (Net) ................  (1.6)%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              COMMON STOCKS -- 98.8%
              AEROSPACE -- 1.7%
       2,595  Alliant Techsystems Inc.+ ........$     89,542   $    200,256
                                                ------------   ------------
              AUTOMOTIVE -- 2.2%
       9,370  Adesa Inc. .......................     135,818        250,554
                                                ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.8%
       3,300  CLARCOR Inc. .....................      86,825        117,480
      14,620  Midas Inc.+ ......................     290,352        319,740
                                                ------------   ------------
                                                     377,177        437,220
                                                ------------   ------------
              AVIATION: PARTS AND SERVICES -- 2.7%
      10,025  EDO Corp. ........................     275,813        309,271
                                                ------------   ------------
              BUSINESS SERVICES -- 7.3%
      38,000  AMICAS Inc.+ .....................     174,898        179,360
      11,080  Bowne & Co. Inc. .................     135,121        184,704
       4,830  Fair Isaac Corp. .................     147,687        191,364
       5,700  The Brink's Co. ..................     115,840        289,332
                                                ------------   ------------
                                                     573,546        844,760
                                                ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.6%
       3,330  Harland Co., John H. .............     100,972        130,869
      14,345  Stellent Inc.+ ...................     110,455        170,132
                                                ------------   ------------
                                                     211,427        301,001
                                                ------------   ------------
              CONSUMER PRODUCTS -- 9.6%
       5,450  Alberto-Culver Co. ...............     156,402        241,054
      10,200  Callaway Golf Co. ................     162,765        175,440
       4,575  Church & Dwight Co. Inc. .........      99,424        168,909
       8,000  CNS Inc. .........................     175,587        172,320
       5,305  Jarden Corp.+ ....................     128,613        174,269
      11,650  Kimball International Inc.,
               Cl. B ...........................     157,190        175,216
                                                ------------   ------------
                                                     879,981      1,107,208
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 13.8%
      12,890  Apogee Enterprises Inc. ..........     137,524        217,583
       2,370  Carlisle Companies Inc. ..........     120,997        193,866
       7,680  EnPro Industries Inc.+ ...........     212,609        263,424
       9,420  Griffon Corp.+ ...................     195,280        233,993
       5,190  Pentair Inc. .....................     117,236        211,493
       2,970  Texas Industries Inc. ............      59,342        179,655
       4,500  Walter Industries Inc. ...........     258,381        299,790
                                                ------------   ------------
                                                   1,101,369      1,599,804
                                                ------------   ------------
              ENERGY AND UTILITIES -- 2.7%
       2,969  ALLETE Inc. ......................      85,248        138,355
       6,040  Comstock Resources Inc.+ .........     171,399        179,328
                                                ------------   ------------
                                                     256,647        317,683
                                                ------------   ------------
              ENTERTAINMENT -- 3.3%
      10,452  Alloy Inc.+ ......................     111,150        140,161
      16,250  Discovery Holding Co.,
               Cl. A+ ..........................     252,117        243,750
                                                ------------   ------------
                                                     363,267        383,911
                                                ------------   ------------
              EQUIPMENT AND SUPPLIES -- 5.4%
       5,860  Tennant Co. ......................     220,375        306,595
       6,580  Toro Co. .........................     168,418        314,195
                                                ------------   ------------
                                                     388,793        620,790
                                                ------------   ------------

                                                                   MARKET
      SHARES                                        COST            VALUE
      ------                                       -------         -------
              FINANCIAL SERVICES -- 7.4%
      16,180  BISYS Group Inc.+ ................$    235,111   $    218,106
      10,000  Franklin Bank Corp.+ .............     165,289        192,300
      15,160  NewAlliance Bancshares Inc. ......     225,121        218,759
      13,800  USI Holdings Corp.+ ..............     173,397        222,594
                                                ------------   ------------
                                                     798,918        851,759
                                                ------------   ------------
              FOOD AND BEVERAGE -- 7.9%
       6,540  H.J. Heinz Co. ...................     250,740        247,997
       4,770  PepsiAmericas Inc. ...............      74,664        116,627
      12,070  Triarc Companies Inc., Cl. A .....     126,943        220,036
      19,140  Triarc Companies Inc., Cl. B .....     179,430        334,567
                                                ------------   ------------
                                                     631,777        919,227
                                                ------------   ------------
              HEALTH CARE -- 15.1%
      13,100  AnorMED Inc.+ ....................      88,294         86,460
       8,649  Immucor Inc.+ ....................     222,760        248,140
       4,120  Laboratory Corporation of
               America Holdings+ ...............     133,286        240,937
      20,262  Lifecore Biomedical Inc.+ ........     204,745        237,065
       6,080  PolyMedica Corp. .................     186,056        257,549
      10,916  SurModics Inc.+ ..................     301,048        385,990
       8,500  West Pharmaceutical
               Services Inc. ...................     219,704        295,120
                                                ------------   ------------
                                                   1,355,893      1,751,261
                                                ------------   ------------
              HOTELS AND GAMING -- 4.9%
       6,250  Gaylord Entertainment Co.+ .......     156,244        283,625
       6,300  Trump Entertainment
               Resorts Inc.+ ...................     116,854        116,676
       4,510  Vail Resorts Inc.+ ...............     101,726        172,372
                                                ------------   ------------
                                                     374,824        572,673
                                                ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 4.0%
      14,260  Champion Enterprises Inc.+ .......     151,400        213,330
       4,540  Polaris Industries Inc. ..........     216,765        247,702
                                                ------------   ------------
                                                     368,165        461,032
                                                ------------   ------------
              PUBLISHING -- 1.8%
      24,380  Hollinger International Inc.,
               Cl. A ...........................     229,323        204,305
                                                ------------   ------------
              RETAIL -- 2.6%
      31,603  dELiA*s Inc.+ ....................     239,582        295,172
                                                ------------   ------------
              TOTAL COMMON STOCKS ..............   8,651,862     11,427,887
                                                ------------   ------------
     PRINCIPAL
      AMOUNT
     -------
              U.S. GOVERNMENT OBLIGATIONS -- 2.8%
    $327,000  U.S. Treasury Bill,
                4.676%++, 04/27/06 .............     325,998        325,998
                                                ------------   ------------
              TOTAL INVESTMENTS -- 101.6% ......$  8,977,860     11,753,885
                                                ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- (1.6)% ................................    (184,484)
                                                               ------------
              NET ASSETS -- 100.0% ............................$ 11,569,401
                                                               ============
----------------
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $8,977,860) ..........      $ 11,753,885
  Receivable for investments sold ..................           101,854
  Dividends receivable .............................             7,248
  Other assets .....................................             1,279
                                                          ------------
  TOTAL ASSETS .....................................        11,864,266
                                                          ------------
LIABILITIES:
  Payable for investments purchased ................           249,212
  Payable for legal and audit fees .................            26,599
  Payable for investment advisory fees .............             5,966
  Payable for distribution fees ....................             2,827
  Payable to custodian .............................               666
  Other accrued expenses ...........................             9,595
                                                          ------------
  TOTAL LIABILITIES ................................           294,865
                                                          ------------
  NET ASSETS applicable to 803,464
   shares outstanding ..............................      $ 11,569,401
                                                          ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ....      $        803
  Additional paid-in capital .......................         7,616,668
  Accumulated net investment loss ..................           (48,921)
  Accumulated net realized gain on investments .....         1,224,826
  Net unrealized appreciation on investments .......         2,776,025
                                                          ------------
  NET ASSETS .......................................      $ 11,569,401
                                                          ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($11,058,269 / 767,361 shares outstanding;
    100,000,000 shares authorized) .................            $14.41
                                                                ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($104,973 / 7,276 shares outstanding;
    50,000,000 shares authorized) ..................            $14.43
                                                                ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) .........................            $15.31
                                                                ======
  CLASS B:
  Net Asset Value and offering price per share
    ($167 / 11.51 shares outstanding;
    50,000,000 shares authorized) ..................            $14.51(a)
                                                                ======
  CLASS C:
  Net Asset Value and offering price per share
    ($405,992 / 28,815 shares outstanding;
    50,000,000 shares authorized) ..................            $14.09(a)
                                                                ======
-----------------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends ............................      $    58,048
  Interest .............................           10,919
                                              -----------
  TOTAL INVESTMENT INCOME ..............           68,967
                                              -----------
EXPENSES:
  Investment advisory fees .............           58,117
  Distribution fees -- Class AAA .......           14,025
  Distribution fees -- Class A .........              131
  Distribution fees -- Class B .........                1
  Distribution fees -- Class C .........            1,461
  Registration fees ....................           18,132
  Legal and audit fees .................           17,778
  Shareholder communications expenses ..           11,671
  Shareholder services fees ............            7,130
  Custodian fees .......................            5,258
  Interest expense .....................              619
  Directors' fees ......................              270
  Miscellaneous expenses ...............            4,102
                                              -----------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
    EXPENSES REIMBURSED BY ADVISER .....          138,695
                                              -----------
  Less:
    Fees waived and expenses reimbursed
      by Adviser .......................          (20,677)
    Custodian fee credits ..............             (130)
                                              -----------
  TOTAL EXPENSES -- NET ................          117,888
                                              -----------
  NET INVESTMENT LOSS ..................          (48,921)
                                              -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  Net realized gain on investments .....        1,454,478
  Net change in unrealized appreciation/
    depreciation on investments ........         (581,008)
                                              -----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ..............          873,470
                                              -----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..........      $   824,549
                                              ===========


                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                                            SIX MONTHS ENDED
                                                                             MARCH 31, 2006      YEAR ENDED
                                                                              (UNAUDITED)     SEPTEMBER 30, 2005
                                                                             -------------    -----------------
OPERATIONS:
  Net investment loss .................................................      $    (48,921)      $    (48,633)
  Net realized gain on investments ....................................         1,454,478            837,195
  Net change in unrealized appreciation/depreciation on investments ...          (581,008)           284,720
                                                                             ------------       ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................           824,549          1,073,282
                                                                             ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class AAA .........................................................          (973,344)          (216,521)
    Class A ...........................................................            (9,260)            (3,450)
    Class B ...........................................................               (13)                (7)
    Class C ...........................................................           (24,565)            (2,367)
                                                                             ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................        (1,007,182)          (222,345)
                                                                             ------------       ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .........................................................          (599,900)         7,618,024
    Class A ...........................................................            (1,116)            50,032
    Class B ...........................................................                13                  8
    Class C ...........................................................           217,200            140,546
                                                                             ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS          (383,803)         7,808,610
                                                                             ------------       ------------
  REDEMPTION FEES .....................................................                --                 60
                                                                             ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS ...............................          (566,436)         8,659,607

NET ASSETS:
  Beginning of period .................................................        12,135,837          3,476,230
                                                                             ------------       ------------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) .......................................      $ 11,569,401       $ 12,135,837
                                                                             ============       ============

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1.  ORGANIZATION.  The Gabelli  Woodland  Small Cap Value Fund (the "Fund") is a
series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares outstanding known as Class AAA, Class A, Class B, and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2006, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the fiscal year ended September 30, 2005, reclassifications were made to decrease accumulated net investment loss by $48,633 and decrease accumulated net realized gain on investments by $38,448, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended September 30, 2005 was ordinary income and net long-term capital gains as follows:

               DISTRIBUTIONS PAID FROM:
               Ordinary income
                 (inclusive of short-term capital gains) ..... $188,894
               Net long-term capital gains ...................   33,451
                                                               --------
               Total distributions paid ...................... $222,345
                                                               ========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At September 30, 2005, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

             Undistributed long-term capital gains ..........  $  813,020
             Net unrealized appreciation ....................   3,321,543
                                                               ----------
               Total accumulated earnings ...................  $4,134,563
                                                               ==========

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2005, the Fund had no capital losses to defer.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at March 31, 2006:

                                         GROSS         GROSS      NET UNREALIZED
                                      UNREALIZED    UNREALIZED     APPRECIATION/
                            COST     APPRECIATION  DEPRECIATION   (DEPRECIATION)
                         ----------  ------------  ------------   --------------
      Investments .....  $8,983,189   $2,840,799     $(70,103)      $2,770,696

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75%, and 2.75% of average daily net assets for Class AAA, Class A, Class B, and Class C Shares, respectively. For the six months ended March 31, 2006, the Adviser reimbursed the Fund in the amount of $20,677. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75%, and 2.75% on an annualized basis of average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. The cumulative amount for which the Fund may repay the Adviser is $196,893.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2006, other than short-term securities, aggregated $3,864,180 and $4,291,532, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2006, the Fund paid brokerage commissions of $55 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $632 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At March 31, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended March 31, 2006 was $24,929 with a weighted average interest rate of 4.91%. The maximum amount borrowed at any time during the six months ended March 31, 2006 was $597,000.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

8. REORGANIZATION. On June 30, 2005, the Fund acquired all of the net assets of the FMI Woodland Small Capitalization Value Fund pursuant to a Plan of Reorganization approved by the FMI Woodland Small Capitalization Value Fund on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 507,152 Class AAA Shares of the Fund valued at $7,153,355 for the net assets of the FMI Woodland Small Capitalization Value Fund on June 29, 2005. FMI Woodland Small Capitalization Value Fund's net assets of $7,153,355, including $2,609,903 of unrealized appreciation, were combined with those of the Fund on June 30, 2005. The net assets of the Fund immediately before the acquisition were $4,888,669.

9. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares--Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2006 and the fiscal year ended September 30, 2005 amounted to $0 and $60, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2006                      YEAR ENDED
                                                              (UNAUDITED)                   SEPTEMBER 30, 2005
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------      ------------      ----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .........................................   47,004       $   665,881          171,431    $ 2,401,287
Shares issued in connection with reorganization of
  FMI Woodland Small Capitalization Value Fund ......       --                --          507,152      7,153,355
Shares issued upon reinvestment of dividends ........   69,511           930,753           15,770        212,423
Shares redeemed ..................................... (157,961)       (2,196,534)        (150,391)    (2,149,041)
                                                      --------       -----------         --------    -----------
  Net increase/(decrease) ...........................  (41,446)      $  (599,900)         543,962    $ 7,618,024
                                                      ========       ===========         ========    ===========
                                                               CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .........................................      844       $    11,964            3,409    $    46,582
Shares issued upon reinvestment of dividends ........      690             9,260              256          3,450
Shares redeemed .....................................   (1,606)          (22,340)              --             --
                                                      --------       -----------         --------    -----------
  Net increase/(decrease) ...........................      (72)      $    (1,116)           3,665    $    50,032
                                                      ========       ===========         ========    ===========
                                                               CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold .........................................       --                --               --             --
Shares issued upon reinvestment of dividends ........        1       $        13                0*   $         8
Shares redeemed .....................................       --                --               --             --
                                                      --------       -----------         --------    -----------
  Net increase ......................................        1       $        13                0    $         8
                                                      ========       ===========         ========    ===========
                                                               CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .........................................   14,195       $   197,659            9,708    $   138,179
Shares issued upon reinvestment of dividends ........    1,872            24,564              178          2,367
Shares redeemed .....................................     (378)           (5,023)              --             --
                                                      --------       -----------         --------    -----------
  Net increase ......................................   15,689       $   217,200            9,886    $   140,546
                                                      ========       ===========         ========    ===========

---------------
* Share rounded to less than 1.0 shares.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI WOODLAND SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                          INCOME
                                FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
                   ---------------------------------------------------   --------------------------
                                                 Net
                   Net Asset       Net      Realized and       Total         Net
    Period           Value,    Investment    Unrealized        from       Realized
     Ended         Beginning     Income/   Gain/(Loss) on   Investment     Gain on        Total      Redemption
 September 30      of Period    (Loss)(a)   Investments     Operations   Investments  Distributions    Fees(a)
 ------------      ---------   ----------  -------------    ----------   -----------  -------------  ----------
CLASS AAA
  2006(d)            $14.64      $(0.06)       $1.07           $1.01       $(1.24)       $(1.24)          --
  2005                12.79       (0.11)        2.69            2.58        (0.73)        (0.73)       $0.00(f)
  2004                10.58       (0.14)        2.38            2.24        (0.03)        (0.03)          --
  2003(h)             10.00       (0.07)        0.65            0.58           --            --           --
CLASS A
  2006(d)            $14.65      $(0.06)       $1.08           $1.02       $(1.24)       $(1.24)          --
  2005                12.79       (0.09)        2.68            2.59        (0.73)        (0.73)       $0.00(f)
  2004                10.57       (0.14)        2.39            2.25        (0.03)        (0.03)          --
  2003(h)             10.00       (0.07)        0.64            0.57           --            --           --
CLASS B
  2006(d)            $14.77      $(0.12)       $1.10           $0.98       $(1.24)       $(1.24)          --
  2005                12.98       (0.21)        2.73            2.52        (0.73)        (0.73)       $0.00(f)
  2004                10.59        0.02         2.40            2.42        (0.03)        (0.03)          --
  2003(h)             10.00       (0.12)        0.71            0.59           --            --           --
CLASS C
  2006(d)            $14.39      $(0.11)       $1.05           $0.94       $(1.24)       $(1.24)          --
  2005                12.66       (0.20)        2.66            2.46        (0.73)        (0.73)       $0.00(f)
  2004                10.55       (0.23)        2.37            2.14        (0.03)        (0.03)          --
  2003(h)             10.00       (0.11)        0.66            0.55           --            --           --

                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                          ---------------------------------------------------------------
                                                                     Expenses     Expenses
                   Net Asset             Net Assets                    Net of      Before
    Period           Value,                End of         Net         Waivers/    Waivers/     Portfolio
     Ended           End of     Total      Period     Investment     Reimburse-  Reimburse-     Turnover
 September 30        Period    Return+   (in 000's)  Income/(Loss)    ments(b)     ments(c)       Rate
 ------------        -------   -------    --------   -------------    ---------   ---------     ---------
CLASS AAA
  2006(d)            $14.41      7.56%     $11,058     (0.82)%(e)     2.01%(e)     2.37%(e)        35%
  2005                14.64     20.67       11,839     (0.78)         2.01(g)      2.99            35
  2004                12.79     21.22        3,388     (1.14)         2.00         5.94            45
  2003(h)             10.58      5.80        2,323     (0.97)(e)      2.00(e)     15.05(e)         39
CLASS A
  2006(d)            $14.43      7.62%     $   105     (0.83)%(e)     2.01%(e)     2.37%(e)        35%
  2005                14.65     20.76          108     (0.68)         2.01(g)      3.17            35
  2004                12.79     21.34           47     (1.16)         2.00         5.94            45
  2003(h)             10.57      5.70            3     (0.97)(e)      2.00(e)     15.05(e)         39
CLASS B
  2006(d)            $14.51      7.24%     $   0.1     (1.73)%(e)     2.76%(e)     3.12%(e)        35%
  2005                14.77     19.86          0.1     (1.50)         2.75(g)      3.87            35
  2004                12.98     22.91          0.1      0.18          2.75         6.69            45
  2003(h)             10.59      5.90          0.1     (1.72)(e)      2.75(e)     15.80(e)         39
CLASS C
  2006(d)            $14.09      7.18%     $   406     (1.56)%(e)     2.76%(e)     3.12%(e)        35%
  2005                14.39     19.91          189     (1.46)         2.76(g)      3.87            35
  2004                12.66     20.33           41     (1.88)         2.75         6.69            45
  2003(h)             10.55      5.50          118     (1.72)(e)      2.75(e)     15.80(e)         39

-------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the six months ended March 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.75%, and 2.75% for Class AAA, Class A, Class B, and Class C, respectively.
(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) For the period ended March 31, 2006, unaudited.
(e) Annualized.
(f) Amount represents less than $0.005 per share.
(g) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%, 2.00%, 2.75% and 2.75% for Class AAA, Class A, Class B, and Class C, respectively.
(h) From commencement of investment operations on December 31, 2002 through September 30, 2003.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2006, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the one and three year performance of the Fund since inception against a peer group of small cap value and core funds. The directors noted that the Fund's performance was below average for the three year period and approximately average for the one year period. The directors also noted the relative youth of the Fund and that the Fund's performance improved relative to its peers as it passed out of its ramp-up phase.

PROFITABILITY. The independent directors reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors agreed that economies of scale were not an issue for this small and slow-growing Fund that has been unprofitable to the Adviser.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The directors noted that the Fund's expense ratios after waivers were above, and the Fund's size was far below, average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The directors also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an improving performance record during its limited life. The independent directors also concluded that the Fund's expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                          Robert J. Morrissey
CHAIRMAN AND CHIEF                             ATTORNEY-AT-LAW
EXECUTIVE OFFICER                              MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                            Anthony R. Pustorino
ATTORNEY-AT-LAW                                CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                      PROFESSOR EMERITUS
                                               PACE UNIVERSITY

Vincent D. Enright                             Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                   CHAIRMAN
AND CHIEF FINANCIAL OFFICER                    BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                Salvatore J. Zizza
SENIOR VICE PRESIDENT                          CHAIRMAN
GABELLI & COMPANY, INC.                        HALLMARK ELECTRICAL
                                               SUPPLIES CORP.

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                        Bruce N. Alpert
PORTFOLIO MANAGER                              PRESIDENT

James E. McKee                                 Peter D. Goldstein
SECRETARY                                      CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q106SR

                                        [GRAPHIC OMITTED]
                                        PICTURE OF TRIANGLE

                                        THE
                                        GABELLI
                                        WOODLAND
                                        SMALL CAP
                                        VALUE
                                        FUND



                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     June 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     June 8, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     June 7, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.